UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21218
Eaton Vance New York Municipal Bond Fund II
(formerly, Eaton Vance Insured New York Municipal Bond Fund II)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report March 31, 2010

EATON VANCE MUNICIPAL BOND FUNDS

CLOSED-END FUNDS:

Municipal II

California II

Massachusetts

Michigan

New Jersey

New York II

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipal Bond Funds as of March 31, 2010

Eaton Vance Municipal Bond Funds as of March 31, 2010
INVESTMENT UPDATE
Eaton Vance Municipal Bond Funds (the “Funds”) are closed-end funds traded on the NYSE Amex, which are designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes. On January 29, 2010, shareholders of the Funds approved a modification to each Fund’s 80 percent policy to eliminate the requirement to invest primarily in insured municipal obligations and to eliminate “Insured” from each Fund’s name. Under normal market conditions, the Funds are now required to invest at least 80 percent of net assets in municipal obligations rated A or better by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group or Fitch Ratings.
Economic and Market Conditions
During the six months ending March 31, 2010, the U.S. economy and the capital markets remained relatively stable, despite continued high unemployment and concerns over the U.S. budget. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce.
During the six-month period, the municipal bond market’s performance was relatively flat, with slightly negative returns in the fourth quarter of 2009 being offset by positive performance of just over 1% in the first quarter of 2010. For the period, the Barclays Capital Municipal Bond Index (the Index) — a broad-based index of municipal bonds — gained 0.28%.1 This performance followed one of the best calendar year periods for municipals in many years, however. Moreover, economic fundamentals continued to improve and demand for municipals remained strong.
The significant performance disparities among the municipal market’s segments, which became historically wide during 2008 and the first three quarters of 2009, began to dissipate during the six-month period. For the first time in almost two years, we witnessed a period in which there were not significant differences in muni performance by maturity, credit quality and sector. In the face of limited tax-exempt supply, due to the success of the Build America Bond program, demand from municipal investors remained positive during the period, though the gusto with which they purchased municipal funds waned from 2009 levels. We believe lighter inflows were likely driven by lower yields, a continuation of credit-related headline “noise” and investor preparation for tax bills in March and April.
Management Discussion
During the six months ending March 31, 2010, the Funds underperformed their respective benchmark indices at net asset value.1 Given the combination of our Funds’ objective of providing tax-exempt income and the municipal yield curve’s historically upward slope, our Funds generally hold longer-maturity bonds relative to the broad market and many of our competitors. Our bias toward long maturities was the basis for much of our significant relative outperformance in the first three quarters of 2009, though it detracted slightly from relative performance during the six-month period.
Management employed leverage in some of the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets.
As we move ahead, we recognize that many state and local governments face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state and local officials formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage the Funds with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, will serve municipal investors well over the long term.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

[1]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Municipal Bond Funds as of March 31, 2010
INVESTMENT UPDATE
As of February 19, 2010, Craig R. Brandon became the portfolio manager of Eaton Vance Massachusetts Municipal Bond Fund and Adam A. Weigold became the portfolio manager of Eaton Vance New Jersey Municipal Bond Fund. Mr. Brandon is a Vice President of Eaton Vance and manages other Eaton Vance municipal portfolios. He has been employed by Eaton Vance since 1998. Mr. Weigold is a Vice President of Eaton Vance and manages other Eaton Vance municipal portfolios. He has been employed by Eaton Vance since 1998.
A Note Regarding The Use Of Leverage
The Funds employ leverage through the issuance of Auction Preferred Shares (APS) and for certain funds, the use of residual interest bond (RIB) financing.1 Each Fund’s APS leverage percentage and RIB percentage leverage, if applicable, as of March 31, 2010, is reflected on the Fund-specific pages following this letter. The leverage created by APS and RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the common shares).

[1]	See Note 1H to the Financial Statements for more information on RIB investments.

Eaton Vance Municipal Bond Fund II as of March 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	EIV
Average Annual Total Returns (by market price)

Six Months	5.25%
One Year	28.15
Five Years	4.64
Life of Fund (11/29/02)	6.09

Average Annual Total Returns (by net asset value)

Six Months	-2.43%
One Year	30.14
Five Years	2.11
Life of Fund (11/29/02)	4.47

Premium/(Discount) to NAV	11.93%
Market Yields

Market Yield[2]	6.99%
Taxable-Equivalent Market Yield[3]	10.75
Index Performance4 (Average Annual Total Returns)

Barclays Capital Long (22+) Municipal Bond Index

Six Months	-0.43%
One Year	17.35
Five Years	3.96
Life of Fund (11/30/02)	4.96
Lipper Averages5 (Average Annual Total Returns)

Lipper General Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	0.39%
One Year	25.99
Five Years	3.83
Life of Fund (11/30/02)	5.19
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	32.5%
AA	35.7%
A	21.3%
BBB	8.5%
CCC	0.5%
Not Rated	1.5%
Fund Statistics7

• Number of Issues:	105
• Average Maturity:	26.1	years
• Average Effective Maturity:	16.7	years
• Average Call Protection:	9.0	years
• Average Dollar Price:	$91.08
• APS Leverage**:	20.1%
• RIB Leverage**:	25.8%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and RIB Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds (Leveraged) Classification (closed-end) contained 64, 62, 60 and 57 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance California Municipal Bond Fund II as of March 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Cynthia J. Clemson
Performance1

NYSE Amex Symbol	EIA
Average Annual Total Returns (by market price)

Six Months	0.90%
One Year	25.89
Five Years	2.25
Life of Fund (11/29/02)	4.02

Average Annual Total Returns (by net asset value)

Six Months	-4.78%
One Year	25.30
Five Years	2.00
Life of Fund (11/29/02)	3.69

Premium/(Discount) to NAV	2.36%
Market Yields

Market Yield[2]	7.08%
Taxable-Equivalent Market Yield[3]	12.18
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.43%
One Year	9.69	17.35
Five Years	4.58	3.96
Life of Fund (11/30/02)	4.75	4.96
Lipper Averages5 (Average Annual Total Returns)

Lipper California Municipal Debt Funds Classification (by net asset value)

Six Months	-1.07%
One Year	22.22%
Five Years	3.03
Life of Fund (11/30/02)	4.44
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	26.6%
AA	42.8%
A	26.8%
BBB	2.5%
Not Rated	1.3%
Fund Statistics7

• Number of Issues:	64
• Average Maturity:	22.9	years
• Average Effective Maturity:	15.2	years
• Average Call Protection:	6.8	years
• Average Dollar Price:	$86.08
• APS Leverage**:	31.6%
• RIB Leverage**:	11.8%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and RIB Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 25, 24, 24 and 24 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Massachusetts Municipal Bond Fund as of March 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Craig R. Brandon, CFA
Performance1

NYSE Amex Symbol	MAB
Average Annual Total Returns (by market price)

Six Months	-3.66%
One Year	29.09
Five Years	2.37
Life of Fund (11/29/02)	5.82

Average Annual Total Returns (by net asset value)

Six Months	-2.82%
One Year	22.97
Five Years	3.84
Life of Fund (11/29/02)	5.37

Premium/(Discount) to NAV	3.13%
Market Yields

Market Yield[2]	5.89%
Taxable-Equivalent Market Yield[3]	9.57
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.43%
One Year	9.69	17.35
Five Years	4.58	3.96
Life of Fund (11/30/02)	4.75	4.96
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

Six Months	0.52%
One Year	19.03
Five Years	4.28
Life of Fund (11/30/02)	5.35
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	29.6%
AA	30.4%
A	28.0%
BBB	2.8%
Not Rated	9.2%
Fund Statistics7

• Number of Issues:	48
• Average Maturity:	25.3	years
• Average Effective Maturity:	16.1	years
• Average Call Protection:	11.4	years
• Average Dollar Price:	$101.99
• APS Leverage**:	33.6%
• RIB Leverage**:	6.1%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and RIB Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 45, 45, 45 and 45 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Michigan Municipal Bond Fund as of March 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	MIW
Average Annual Total Returns (by market price)

Six Months	5.20%
One Year	40.59
Five Years	2.45
Life of Fund (11/29/02)	5.73

Average Annual Total Returns (by net asset value)

Six Months	-1.94%
One Year	21.16
Five Years	4.61
Life of Fund (11/29/02)	5.56

Premium/(Discount) to NAV	1.24%
Market Yields

Market Yield[2]	6.21%
Taxable-Equivalent Market Yield[3]	9.99
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.43%
One Year	9.69	17.35
Five Years	4.58	3.96
Life of Fund (11/30/02)	4.75	4.96
Lipper Averages5 (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification (by net asset value)

Six Months	-1.02%
One Year	17.82
Five Years	3.84
Life of Fund (11/30/02)	5.06
Rating Distribution*6
By total investments

*	There were no special purpose vehicles in which the Fund held a residual interest as of 3/31/10.
Fund Statistics

• Number of Issues:	40
• Average Maturity:	20.4	years
• Average Effective Maturity:	10.9	years
• Average Call Protection:	6.0	years
• Average Dollar Price:	$92.12
• APS Leverage**:	38.7%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding, which is a form of investment leverage. Use of leverage creates an opportunity for income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 5, 5, 5 and 5 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance New Jersey Municipal Bond Fund as of March 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Adam A. Weigold, CFA
Performance1

NYSE Amex Symbol	EMJ
Average Annual Total Returns (by market price)

Six Months	7.67%
One Year	36.38
Five Years	6.60
Life of Fund (11/29/02)	7.54

Average Annual Total Returns (by net asset value)

Six Months	-2.95%
One Year	27.51
Five Years	4.38
Life of Fund (11/29/02)	5.92

Premium/(Discount) to NAV	11.79%
Market Yields

Market Yield[2]	5.99%
Taxable-Equivalent Market Yield[3]	10.33
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.43%
One Year	9.69	17.35
Five Years	4.58	3.96
Life of Fund (11/30/02)	4.75	4.96
Lipper Averages5 (Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification (by net asset value)

Six Months	-0.07%
One Year	23.90
Five Years	4.18
Life of Fund (11/30/02)	5.56
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	29.0%
AA	43.3%
A	19.2%
BBB	8.5%
Fund Statistics7

• Number of Issues:	62
• Average Maturity:	22.3	years
• Average Effective Maturity:	14.3	years
• Average Call Protection:	10.5	years
• Average Dollar Price:	$88.68
• APS Leverage**:	31.9%
• RIB Leverage**:	10.3%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and RIB Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 41.99% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 12, 11, 11 and 11 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance New York Municipal Bond Fund II as of March 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Craig R. Brandon, CFA
Performance1

NYSE Amex Symbol	NYH
Average Annual Total Returns (by market price)

Six Months	5.56%
One Year	35.43
Five Years	5.59
Life of Fund (11/29/02)	6.31

Average Annual Total Returns (by net asset value)

Six Months	-1.74%
One Year	29.22
Five Years	3.43
Life of Fund (11/29/02)	5.29

Premium/(Discount) to NAV	7.34%
Market Yields

Market Yield[2]	6.35%
Taxable-Equivalent Market Yield[3]	10.73
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.43%
One Year	9.69	17.35
Five Years	4.58	3.96
Life of Fund (11/30/02)	4.75	4.96
Lipper Averages5 (Average Annual Total Returns)

Lipper New York Municipal Debt Funds Classification (by net asset value)

Six Months	1.02%
One Year	22.22
Five Years	3.51
Life of Fund (11/30/02)	4.92
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	23.2%
AA	42.1%
A	23.8%
BBB	8.5%
Not Rated	2.4%
Fund Statistics7

• Number of Issues:	72
• Average Maturity:	23.4	years
• Average Effective Maturity:	13.7	years
• Average Call Protection:	8.7	years
• Average Dollar Price:	$94.43
• APS Leverage**:	23.0%
• RIB Leverage**:	19.6%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and RIB Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 19, 18, 18 and 19 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Ohio Municipal Bond Fund as of March 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	EIO
Average Annual Total Returns (by market price)

Six Months	4.53%
One Year	34.72
Five Years	3.15
Life of Fund (11/29/02)	4.77

Average Annual Total Returns (by net asset value)

Six Months	-1.71%
One Year	27.96
Five Years	1.94
Life of Fund (11/29/02)	3.61

Premium/(Discount) to NAV	8.56%
Market Yields

Market Yield[2]	5.74%
Taxable-Equivalent Market Yield[3]	9.42
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.43%
One Year	9.69	17.35
Five Years	4.58	3.96
Life of Fund (11/30/02)	4.75	4.96
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

Six Months	0.52%
One Year	19.03
Five Years	4.28
Life of Fund (11/30/02)	5.35
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	37.5%
AA	20.8%
A	32.2%
BBB	3.6%
Not Rated	5.9%
Fund Statistics7

• Number of Issues:	55
• Average Maturity:	22.0	years
• Average Effective Maturity:	13.5	years
• Average Call Protection:	8.4	years
• Average Dollar Price:	$89.03
• APS Leverage**:	33.6%
• RIB Leverage**:	4.6%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and RIB Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions.

1	Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 45, 45, 45 and 45 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Pennsylvania Municipal Bond Fund as of March 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Adam A. Weigold, CFA
Performance1

NYSE Amex Symbol	EIP
Average Annual Total Returns (by market price)

Six Months	-2.79%
One Year	28.46
Five Years	4.84
Life of Fund (11/29/02)	6.03

Average Annual Total Returns (by net asset value)

Six Months	-4.28%
One Year	26.06
Five Years	4.16
Life of Fund (11/29/02)	5.10

Premium/(Discount) to NAV	6.67%
Market Yields

Market Yield[2]	6.13%
Taxable-Equivalent Market Yield[3]	9.73
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.43%
One Year	9.69	17.35
Five Years	4.58	3.96
Life of Fund (11/30/02)	4.75	4.96
Lipper Averages5 (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification (by net asset value)

Six Months	0.01%
One Year	22.40%
Five Years	3.81
Life of Fund (11/30/02)	5.00
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	23.0%
AA	27.2%
A	32.4%
BBB	3.5%
Not Rated	13.9%
Fund Statistics7

• Number of Issues:	62
• Average Maturity:	22.2	years
• Average Effective Maturity:	14.4	years
• Average Call Protection:	8.9	years
• Average Dollar Price:	$91.99
• APS Leverage**:	34.7%
• RIB Leverage**:	4.6%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and RIB Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 9, 8, 8 and 8 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 183.9%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 0.6%

$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$771,888

		$771,888

General Obligations — 3.0%

$3,500	New York, NY, 5.25%, 1/15/33(1)	$3,586,100

		$3,586,100

Hospital — 5.5%

$60	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$53,603
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	741,249
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	677,497
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500,100
1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,288,482
1,850	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	334,961
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	852,200
960	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	953,693
1,440	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,258,258

		$6,660,043

Industrial Development Revenue — 7.7%

$4,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$4,810,382
4,790	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,517,257

		$9,327,639

Insured-Electric Utilities — 11.9%

$1,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,061,240
12,430	Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,514,190
2,900	JEA, FL, Electric System Revenue, (AGM), 5.00%, 10/1/34	2,900,696
2,400	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,173,104
1,595	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,728,996

		$14,378,226

Insured-Escrowed / Prerefunded — 0.1%

$35	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$41,085
82	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	95,691

		$136,776

Insured-General Obligations — 19.6%

$2,300	Butler County, KS, Unified School District No. 394, (AGM), 3.50%, 9/1/24	$2,251,930
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,311,995
17,000	Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	3,856,280
2,765	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	2,779,848
1,500	Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,318,680
2,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	2,023,480
2,750	Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,830,438
1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,433,400
5,500	Washington, (AGM), 5.00%, 7/1/25(1)	5,860,305

		$23,666,356

Insured-Hospital — 27.8%

$1,750	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,820,088
1,500	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,508,055
1,695	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,764,275
450	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	468,036
2,200	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,207,128
3,418	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,491,055
1,485	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,516,527

See notes to financial statements

Eaton Vance Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	$1,450,038
2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500,174
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,551,025
2,090	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,153,306
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,025,510
1,385	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,394,196
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	503,320
2,245	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,364,524
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,809,042
1,545	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,644,390
2,300	Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,375,923

		$33,546,612

Insured-Industrial Development Revenue — 1.1%

$1,340	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania Inc. Project), (BHAC), 5.00%, 10/1/39	$1,375,684

		$1,375,684

Insured-Lease Revenue / Certificates of Participation — 9.1%

$1,000	Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,121,480
4,600	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	3,987,740
875	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	953,435
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,308,240
1,500	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,565,415

		$10,936,310

Insured-Other Revenue — 3.1%

$2,540	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$467,893
2,185	Massachusetts Development Finance Agency, (100 Cambridge Street Redevelopment), (NPFG), 5.125%, 2/1/34	2,110,492
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,151,430

		$3,729,815

Insured-Private Education — 5.4%

$2,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	$2,045,320
2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	2,798,125
1,555	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,597,483

		$6,440,928

Insured-Public Education — 3.3%

$3,900	University of South Alabama, (BHAC), 5.00%, 8/1/38	$4,012,164

		$4,012,164

Insured-Solid Waste — 1.0%

$740	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$795,892
425	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	452,438

		$1,248,330

Insured-Special Tax Revenue — 13.4%

$5,350	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	$1,221,138
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42(2)	4,045,480
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	1,811,130
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,352,925
2,060	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	2,023,270
29,695	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,770,119
6,075	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	740,239

See notes to financial statements

Eaton Vance Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$12,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,362,723
7,595	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	795,880

		$16,122,904

Insured-Student Loan — 2.1%

$2,395	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,489,531

		$2,489,531

Insured-Transportation — 28.4%

$1,585	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,605,383
7,800	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	3,627,000
1,305	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,319,107
10,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,527,400
1,000	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,082,910
535	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	560,974
4,260	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	4,184,300
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	2,463,893
1,040	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,130,542
255	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	272,116
290	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	308,833
1,750	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,847,702
5,555	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	5,281,583

		$34,211,743

Insured-Water and Sewer — 14.9%

$1,490	Atlanta, GA, Water and Wastewater, (NPFG), 5.00%, 11/1/39	$1,434,304
670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	725,831
420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	452,806
660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	703,791
1,910	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	2,027,255
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,269,900
435	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	449,446
2,205	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,488,960
10,145	Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	8,368,205

		$17,920,498

Insured-Water Revenue — 21.6%

$7,000	Contra Costa, CA, Water District, (AGM), 5.00%, 10/1/32(1)	$7,090,031
5,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	5,533,880
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,120,760
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,395,069
6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,881,153

		$26,020,893

Private Education — 1.3%

$1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	$1,112,670
440	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	465,168

		$1,577,838

Public Education — 1.3%

$1,500	University of Virginia, 5.00%, 6/1/40(3)	$1,581,615

		$1,581,615

Transportation — 0.8%

$420	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	$426,367
505	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	511,429

		$937,796

See notes to financial statements

Eaton Vance Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer — 0.9%

$205	Marco Island, FL, Utility System, 5.00%, 10/1/34(4)	$205,000
910	Marco Island, FL, Utility System, 5.00%, 10/1/40(4)	907,170

		$1,112,170

Total Tax-Exempt Investments — 183.9%
(identified cost $230,365,667)		$221,791,859

Short-Term Investments — 1.4%

Principal Amount
(000’s omitted)	Security	Value

$1,694	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$1,694,494

Total Short-Term Investments — 1.4%
(identified cost $1,694,494)		$1,694,494

Total Investments — 185.3%
(identified cost $232,060,161)		$223,486,353

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.1)%		$(44,703,356)

Other Assets, Less Liabilities — (48.2)%		$(58,166,574)

Net Assets Applicable to Common Shares — 100.0%		$120,616,423

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

At March 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	15.4%
New York	10.6%
Others, representing less than 10% individually	74.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 87.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 22.6% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	When-issued security.

See notes to financial statements

Eaton Vance California Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 176.5%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 1.5%

$675	Vernon, Electric System Revenue, 5.125%, 8/1/21	$700,718

		$700,718

Hospital — 15.1%

$1,330	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,353,115
1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	1,393,384
1,475	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	1,386,338
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	476,745
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,835,096
555	Washington Township Health Care District, 5.00%, 7/1/32	506,965

		$6,951,643

Insured-Electric Utilities — 9.0%

$1,475	Glendale Electric, (NPFG), 5.00%, 2/1/32	$1,485,355
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,587,210
1,000	Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,057,380

		$4,129,945

Insured-Escrowed / Prerefunded — 8.3%

$1,025	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	$1,189,195
3,130	Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	2,173,409
395	Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	437,245

		$3,799,849

Insured-General Obligations — 46.2%

$740	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$758,034
7,125	Arcadia Unified School District, (AGM), 0.00%, 8/1/38	1,186,170
3,115	Arcadia Unified School District, (AGM), 0.00%, 8/1/40	456,534
3,270	Arcadia Unified School District, (AGM), 0.00%, 8/1/41	446,192
1,500	Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,586,790
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	2,086,897
6,675	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	1,319,380
1,080	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	999,454
2,350	Long Beach Unified School District, (Election of 1999), (AGM), 5.00%, 8/1/31	2,359,165
2,075	Los Angeles Community College District, (Election of 2001), (AGM), (FGIC), 5.00%, 8/1/32	2,106,664
1,000	Mount Diablo Unified School District, (AGM), 5.00%, 8/1/25	1,024,050
1,250	Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,286,563
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), (NPFG), 0.00%, 9/1/21	2,432,467
1,600	Santa Clara Unified School District, (Election of 2004), (AGM), 4.375%, 7/1/30	1,530,432
3,200	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/22	1,676,832

		$21,255,624

Insured-Hospital — 6.6%

$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,254,388
1,750	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,759,397

		$3,013,785

Insured-Lease Revenue / Certificates of Participation — 16.6%

$3,520	California Public Works Board, (Department of General Services), (AMBAC), 5.00%, 12/1/27	$3,280,992
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,501,075
1,750	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,781,360
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,080,181

		$7,643,608

Insured-Private Education — 1.7%

$785	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$784,945

		$784,945

Insured-Public Education — 13.2%

$2,000	California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$2,048,000
4,000	California State University, (AMBAC), 5.00%, 11/1/33(2)	4,023,880

		$6,071,880

See notes to financial statements

Eaton Vance California Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Assessment Revenue — 17.1%

$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$2,251,700
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (NPFG), 5.00%, 8/1/33	2,251,700
1,000	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	924,940
1,795	Los Osos Community Services District, (Wastewater Assessment District No. 1), (NPFG), 5.00%, 9/2/33	1,568,632
945	Murrieta Redevelopment Agency Tax, (NPFG), 5.00%, 8/1/32	850,935

		$7,847,907

Insured-Special Tax Revenue — 12.0%

$2,195	Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,792,832
11,485	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	684,621
2,320	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	282,692
4,600	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	520,858
2,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	304,415
245	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	270,703
375	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	408,671
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	264,521
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,001,716

		$5,531,029

Insured-Transportation — 2.0%

$3,520	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$904,464

		$904,464

Insured-Utilities — 3.0%

$1,390	Los Angeles Department of Water and Power, (FGIC), (NPFG), 5.125%, 7/1/41	$1,397,937

		$1,397,937

Insured-Water Revenue — 18.2%

$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,238,890
2,500	Contra Costa Water District, (AGM), 5.00%, 10/1/32(1)	2,532,264
100	East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	104,933
1,430	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	1,500,542
1,500	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,160,070
445	Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	454,265
1,475	Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	1,350,658

		$8,341,622

Private Education — 3.6%

$750	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$768,638
380	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380,000
500	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(3)	500,920

		$1,649,558

Transportation — 2.4%

$1,075	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(4)	$1,097,210

		$1,097,210

Total Tax-Exempt Investments — 176.5%
(identified cost $85,917,520)		$81,121,724

Short-Term Investments — 1.2%

Principal Amount
(000’s omitted)	Description	Value

$561	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$561,395

Total Short-Term Investments — 1.2%
(identified cost $561,395)		$561,395

Total Investments — 177.7%
(identified cost $86,478,915)		$81,683,119

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.9)%		$(25,702,251)

Other Assets, Less Liabilities — (21.8)%		$(10,003,524)

Net Assets Applicable to Common Shares — 100.0%		$45,977,344

See notes to financial statements

Eaton Vance California Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 86.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 30.0% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	When-issued security.

See notes to financial statements

Eaton Vance Massachusetts Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.6%

Principal Amount
(000’s omitted)	Security	Value

Escrowed / Prerefunded — 5.2%

$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prefunded to 7/31/13, 5.75%, 7/1/33	$575,625
600	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	684,630

		$1,260,255

Hospital — 4.7%

$775	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$781,456
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370,181

		$1,151,637

Insured-Electric Utilities — 4.8%

$1,095	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,158,258

		$1,158,258

Insured-Escrowed / Prerefunded — 6.0%

$2,900	Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,469,894

		$1,469,894

Insured-General Obligations — 18.3%

$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,235,388
910	Milford, (AGM), 4.25%, 12/15/46	878,459
1,000	Revere, (AGC), 5.00%, 4/1/39	1,029,210
300	Tewksbury, (AGM), 4.625%, 3/15/27	316,746

		$4,459,803

Insured-Hospital — 2.1%

$260	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.00%, 11/15/25	$259,706
140	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.00%, 11/15/31	138,713
125	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.125%, 11/15/35	123,848

		$522,267

Insured-Lease Revenue / Certificates of Participation — 11.1%

$1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	$1,028,690
495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	482,571
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,200,860

		$2,712,121

Insured-Other Revenue — 7.6%

$470	Massachusetts Development Finance Agency, (100 Cambridge Street Redevelopment), (NPFG), 5.125%, 2/1/34	$453,973
1,315	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	1,401,093

		$1,855,066

Insured-Private Education — 21.2%

$1,250	Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$1,288,213
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,236,771
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	844,855
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	763,800
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	1,021,880

		$5,155,519

Insured-Public Education — 19.5%

$260	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/33	$271,315
320	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/38	331,498
700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	786,464
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), (NPFG), 5.125%, 10/1/34	1,005,000
1,250	Massachusetts Health and Educational Facilities Authority, (Worcester City Campus Corp.), (FGIC), (NPFG), 4.75%, 10/1/36	1,218,725
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,139,201

		$4,752,203

See notes to financial statements

Eaton Vance Massachusetts Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 24.0%

$1,225	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,240,998
750	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	849,375
305	Massachusetts Bay Transportation Authority, Assessment Bonds, (NPFG), 4.00%, 7/1/33	287,548
400	Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	473,144
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	2,081,780
5,265	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	313,847
1,725	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	210,191
2,090	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	236,651
1,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	138,847

		$5,832,381

Insured-Transportation — 5.3%

$1,300	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	$1,290,094

		$1,290,094

Insured-Water Revenue — 10.8%

$1,075	Massachusetts Water Resources Authority, (AGM), 5.00%, 8/1/32(2)	$1,096,382
560	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	625,313
975	Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	915,427

		$2,637,122

Private Education — 21.1%

$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$756,525
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,111,900
750	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	834,503
1,350	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	1,423,291

		$5,126,219

Special Tax Revenue — 4.4%

$1,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/35(3)	$1,058,750

		$1,058,750

Senior Living / Life Care — 2.5%

$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$607,801

		$607,801

Total Tax-Exempt Investments — 168.6%
(identified cost $40,289,039)		$41,049,390

Short-Term Investments — 3.3%

Principal Amount
(000’s omitted)	Description	Value

$793	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$792,537

Total Short-Term Investments — 3.3%
(identified cost $792,537)		$792,537

Total Investments — 171.9%
(identified cost $41,081,576)		$41,841,927

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.8)%		$(13,576,020)

Other Assets, Less Liabilities — (16.1)%		$(3,922,909)

Net Assets Applicable to Common Shares — 100.0%		$24,342,998

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to

See notes to financial statements

Eaton Vance Massachusetts Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

reduce the risk associated with such economic developments, at March 31, 2010, 76.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 32.7% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

See notes to financial statements

Eaton Vance Michigan Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.8%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 2.9%

$620	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$621,643

		$621,643

Escrowed / Prerefunded — 9.9%

$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$460,580
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	1,630,320

		$2,090,900

Hospital — 7.7%

$1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	$996,290
640	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	636,397

		$1,632,687

Insured-Electric Utilities — 7.3%

$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$499,300
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,049,140

		$1,548,440

Insured-Escrowed / Prerefunded — 42.2%

$750	Detroit School District, (School Bond Loan Fund), (AGM), Prerefunded to 5/1/12, 5.125%, 5/1/31	$812,565
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,319,750
1,500	Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,676,325
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,156,072
1,750	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,028,562
2,615	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	1,455,117
1,300	Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,480,050

		$8,928,441

Insured-General Obligations — 22.1%

$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27(1)	$839,135
750	Greenville Public Schools, (NPFG), 5.00%, 5/1/25	774,338
1,330	Okemos Public School District, (NPFG), 0.00%, 5/1/19	889,344
1,000	Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,016,050
1,000	Royal Oak, (AGC), 6.25%, 10/1/28	1,149,130

		$4,667,997

Insured-Hospital — 6.5%

$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$475,015
975	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	900,178

		$1,375,193

Insured-Lease Revenue / Certificates of Participation — 8.2%

$1,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$336,030
3,100	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	906,688
495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	482,571

		$1,725,289

Insured-Public Education — 15.1%

$750	Central Michigan University, (AMBAC), 5.05%, 10/1/32	$754,777
435	Ferris State University, (AGC), 5.125%, 10/1/33	451,539
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	750,240
1,200	Wayne University, (NPFG), 5.00%, 11/15/37	1,227,408

		$3,183,964

Insured-Sewer Revenue — 2.0%

$500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$430,325

		$430,325

Insured-Special Tax Revenue — 13.1%

$6,100	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$363,621
1,465	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	178,510
1,670	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	189,094

See notes to financial statements

Eaton Vance Michigan Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$1,115	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$116,841
1,000	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	913,290
1,000	Ypsilanti Community Utilities Authority, (Sanitary Sewer System), (FGIC), (NPFG), 5.00%, 5/1/32	1,005,850

		$2,767,206

Insured-Utilities — 7.3%

$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$1,025,380
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	521,465

		$1,546,845

Insured-Water Revenue — 11.5%

$1,425	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,382,521
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,043,860

		$2,426,381

Private Education — 2.0%

$450	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$426,663

		$426,663

Total Tax-Exempt Investments — 157.8%
(identified cost $32,788,239)		$33,371,974

Short-Term Investments — 3.3%

Principal Amount
(000’s omitted)	Description	Value

$699	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$698,907

Total Short-Term Investments — 3.3%
(identified cost $698,907)		$698,907

Total Investments — 161.1%
(identified cost $33,487,146)		$34,070,881

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.0)%		$(13,325,162)

Other Assets, Less Liabilities — 1.9%		$402,647

Net Assets Applicable to Common Shares — 100.0%		$21,148,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 83.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 36.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.3%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 10.0%

$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$148,250
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,198,691
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	593,784
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	238,905
1,425	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,351,513

		$3,531,143

Insured-Electric Utilities — 3.0%

$1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,049,140

		$1,049,140

Insured-General Obligations — 39.1%

$2,415	Bayonne, (AGM), 0.00%, 7/1/23	$1,274,903
1,000	Bayonne, (AGM), 5.50%, 7/1/39	1,059,380
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	336,563
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	360,108
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	381,935
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	405,504
1,500	Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	1,380,810
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	382,120
5,500	Irvington Township, (AGM), 0.00%, 7/15/26	2,568,335
2,590	Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,065,344
1,000	Jersey City, (AGM), 5.00%, 1/15/29	1,054,470
700	Lakewood Township, (AGC), 5.75%, 11/1/31	788,774
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,148,706
210	Nutley School District, (NPFG), 4.75%, 7/15/30	217,978
410	Nutley School District, (NPFG), 4.75%, 7/15/31	423,382

		$13,848,312

Insured-Hospital — 18.4%

$2,000	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$2,008,160
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	2,051,020
625	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	629,150
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	251,660
1,500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,579,860

		$6,519,850

Insured-Lease Revenue / Certificates of Participation — 19.2%

$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,121,480
445	Gloucester County Improvement Authority, (NPFG), 4.75%, 9/1/30	457,166
1,250	Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,262,600
1,300	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,416,532
500	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	550,865
495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	482,571
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,501,075

		$6,792,289

Insured-Other Revenue — 4.5%

$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,587,195

		$1,587,195

Insured-Public Education — 14.4%

$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$2,005,871
500	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	468,870
1,000	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	816,070
465	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	370,795
1,145	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,146,855
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	281,702

		$5,090,163

See notes to financial statements

Eaton Vance New Jersey Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Sewer Revenue — 2.1%

$1,975	Rahway Valley Sewerage Authority, (NPFG), 0.00%, 9/1/27	$741,454

		$741,454

Insured-Special Tax Revenue — 13.7%

$1,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$615,990
500	Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	578,085
1,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,031,170
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,011,830
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	444,472
7,675	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	457,507
1,520	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	185,212
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	340,256
1,900	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	199,101

		$4,863,623

Insured-Transportation — 24.0%

$1,560	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$670,301
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	992,563
1,500	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,734,780
3,875	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	4,092,842
795	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	828,780
180	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	195,485

		$8,514,751

Insured-Water and Sewer — 6.7%

$4,500	Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,815,345
970	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	575,986

		$2,391,331

Lease Revenue / Certificates of Participation — 2.1%

$750	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	$753,570

		$753,570

Private Education — 5.5%

$2,000	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(2)	$1,958,180

		$1,958,180

Other Revenue — 3.8%

$1,300	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$1,357,252

		$1,357,252

Transportation — 3.8%

$1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,333,665

		$1,333,665

Total Tax-Exempt Investments — 170.3%
(identified cost $59,561,991)		$60,331,918

Short-Term Investments — 1.5%

Principal Amount
(000’s omitted)	Description	Value

$556	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$555,683

Total Short-Term Investments — 1.5%
(identified cost $555,683)		$555,683

Total Investments — 171.8%
(identified cost $60,117,674)		$60,887,601

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.3)%		$(19,600,475)

Other Assets, Less Liabilities — (16.5)%		$(5,859,052)

Net Assets Applicable to Common Shares — 100.0%		$35,428,074

See notes to financial statements

Eaton Vance New Jersey Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 84.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 30.2% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.8%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 2.3%

$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$754,320

		$754,320

Industrial Development Revenue — 2.5%

$220	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$222,790
600	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	607,627

		$830,417

Insured-Electric Utilities — 6.1%

$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$546,670
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	572,240
910	New York Power Authority, (NPFG), 4.50%, 11/15/47(2)	901,956

		$2,020,866

Insured-Escrowed / Prerefunded — 1.8%

$1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$587,517

		$587,517

Insured-General Obligations — 26.0%

$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$583,867
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	623,885
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	205,560
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	205,238
310	Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	313,082
250	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	253,375
185	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	189,057
190	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	194,229
110	New Rochelle City School District, (AGC), 3.75%, 11/15/19	112,951
160	New Rochelle City School District, (AGC), 4.00%, 11/15/20	166,032
1,000	New York, (AGM), 5.00%, 4/1/22	1,066,500
1,795	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,812,627
545	Oneida County, (AGC), 4.00%, 4/15/21	551,992
100	Plattsburgh, (AGC), 4.25%, 11/15/19	105,911
300	Plattsburgh, (AGC), 4.25%, 11/15/20	318,603
410	Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	411,390
235	Syracuse, (AGC), 5.00%, 6/15/19	261,235
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	202,562
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	205,422
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	227,466
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	236,467
350	William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	355,201

		$8,602,652

Insured-Hospital — 6.4%

$500	New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$562,335
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	1,021,470
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	521,890

		$2,105,695

Insured-Housing — 3.0%

$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,013,040

		$1,013,040

Insured-Lease Revenue / Certificates of Participation — 10.7%

$2,330	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,019,877
950	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(3)	1,039,813
495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	482,571

		$3,542,261

See notes to financial statements

Eaton Vance New York Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 16.6%

$1,360	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,385,418
2,500	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,548,450
1,720	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,555,740

		$5,489,608

Insured-Private Education — 33.9%

$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,506,686
1,925	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,927,406
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,348,730
85	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	88,730
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,008,610
345	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	355,278
835	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	865,753
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	509,925
850	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	867,382
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,754,608

		$11,233,108

Insured-Public Education — 3.2%

$1,075	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,055,199

		$1,055,199

Insured-Special Tax Revenue — 15.8%

$690	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$649,407
705	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	692,430
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	293,556
13,970	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,702,245
3,200	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	362,336
2,105	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	220,583
575	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	602,876
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	715,033

		$5,238,466

Insured-Transportation — 20.8%

$2,000	Metropolitan Transportation Authority, (AGC), (FGIC), 5.25%, 11/15/31	$2,064,320
1,000	Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	1,031,780
510	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	591,473
2,500	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,641,006
555	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	564,235

		$6,892,814

Insured-Water and Sewer — 11.5%

$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$1,001,545
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,798,648

		$3,800,193

Insured-Water Revenue — 1.1%

$350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$357,521

		$357,521

Other Revenue — 0.9%

$1,100	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$291,280

		$291,280

Private Education — 2.9%

$500	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	$477,575
460	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	486,312

		$963,887

See notes to financial statements

Eaton Vance New York Municipal Bond Fund II as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 2.3%

$350	Nassau County Bridge Authority, 5.00%, 10/1/35(4)	$354,568
65	Nassau County Bridge Authority, 5.00%, 10/1/40(4)	65,157
340	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	354,970

		$774,695

Total Tax-Exempt Investments — 167.8%
(identified cost $55,729,736)		$55,553,539

Short-Term Investments — 2.5%

Principal Amount
(000’s omitted)	Description	Value

$846	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$846,281

Total Short-Term Investments — 2.5%
(identified cost $846,281)		$846,281

Total Investments — 170.3%
(identified cost $56,576,017)		$56,399,820

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.0)%		$(13,250,161)

Other Assets, Less Liabilities — (30.3)%		$(10,042,266)

Net Assets Applicable to Common Shares — 100.0%		$33,107,393

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 92.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 32.9% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	When-issued security.

See notes to financial statements

Eaton Vance Ohio Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 152.6%

Principal Amount
(000’s omitted)	Security	Value

General Obligations — 1.7%

$500	County of Franklin, 5.00%, 12/1/27(1)	$543,540

		$543,540

Hospital — 4.5%

$500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$500,305
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	901,800

		$1,402,105

Insured-Electric Utilities — 19.3%

$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$729,260
2,750	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,061,747
1,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	194,990
1,670	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	763,775
5,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,011,600
755	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	739,643
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	524,570

		$6,025,585

Insured-General Obligations — 41.7%

$320	Bowling Green City School District, (AGM), 5.00%, 12/1/34	$327,718
200	Brookfield Local School District, (AGM), 5.00%, 1/15/30	208,766
1,000	Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,032,550
900	Clyde-Green Springs Exempted Village School District, (AGM), 4.50%, 12/1/31	895,014
1,575	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,602,310
1,000	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,051,800
1,400	Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,463,378
280	Olentangy Local School District, (AGM), 4.50%, 12/1/32	277,822
385	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	376,626
2,400	Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	907,248
750	St. Mary’s School District, (AGM), 5.00%, 12/1/35	765,068
500	Sylvania City School District, (AGC), 5.00%, 12/1/26	528,625
1,000	Sylvania City School District, (AGC), 5.00%, 12/1/32	1,031,520
500	Tecumseh School District, (FGIC), (NPFG), 4.75%, 12/1/31	502,045
2,000	Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,041,000

		$13,011,490

Insured-Hospital — 12.5%

$820	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$798,541
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,503,495
440	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 14.656%, 2/1/29(2)(3)(4)	463,320
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	1,127,250

		$3,892,606

Insured-Lease Revenue / Certificates of Participation — 4.8%

$495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$482,571
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	229,099
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	799,510

		$1,511,180

Insured-Public Education — 31.8%

$2,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$1,959,820
1,000	Kent State University, (AGC), 5.00%, 5/1/26	1,054,450
360	Kent State University, (AGC), 5.00%, 5/1/29	372,470
2,000	Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	1,697,400
500	Ohio University, (AGM), 5.00%, 12/1/33	513,115
1,170	Ohio University, (AGM), 5.25%, 12/1/23	1,237,930
1,000	University of Akron, (AGM), 5.00%, 1/1/38	1,031,680
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,012,870
1,000	Youngstown State University, (AGC), 5.50%, 12/15/33	1,053,040

		$9,932,775

See notes to financial statements

Eaton Vance Ohio Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Sewer Revenue — 3.9%

$615	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$609,471
625	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	619,000

		$1,228,471

Insured-Special Tax Revenue — 10.3%

$1,335	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$689,995
3,665	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	1,779,064
8,430	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	502,512
1,525	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	172,676
705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	73,877

		$3,218,124

Insured-Transportation — 8.0%

$1,965	Cleveland Airport System, (AGM), 5.00%, 1/1/31	$1,966,710
500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	514,808

		$2,481,518

Pooled Loans — 6.9%

$1,335	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$983,268
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,182,362

		$2,165,630

Private Education — 7.2%

$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$852,720
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,025,950
350	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	353,892

		$2,232,562

Total Tax-Exempt Investments — 152.6%
(identified cost $47,148,114)		$47,645,586

Short-Term Investments — 3.2%

Principal Amount
(000’s omitted)	Description	Value

$1,004	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$1,003,709

Total Short-Term Investments — 3.2%
(identified cost $1,003,709)		$1,003,709

Total Investments — 155.8%
(identified cost $48,151,823)		$48,649,295

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (54.4)%		$(17,001,064)

Other Assets, Less Liabilities — (1.4)%		$(420,773)

Net Assets Applicable to Common Shares — 100.0%		$31,227,458

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 84.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 25.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2010.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $463,320 or 1.5% of the Fund’s net assets applicable to common shares.

See notes to financial statements

Eaton Vance Ohio Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Pennsylvania Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.1%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 10.9%

$500	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$461,815
1,455	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,445,441
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	790,417
675	Pennsylvania Higher Educational Facilties Authority, (University of Pittsburgh Medical Center), 5.00%, 5/15/31	674,960
820	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	765,068

		$4,137,701

Insured-Electric Utilities — 7.2%

$1,990	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,964,886
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	756,233

		$2,721,119

Insured-Escrowed / Prerefunded — 0.7%

$270	Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	$286,292

		$286,292

Insured-General Obligations — 31.7%

$1,650	Armstrong County, (NPFG), 5.40%, 6/1/31	$1,659,124
1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,327,550
660	Centennial School District, (AGM), 5.25%, 12/15/37	688,519
1,350	Central Greene School District, (AGM), 5.00%, 2/15/35	1,382,562
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	349,210
500	Harrisburg School District, (AGC), 5.00%, 11/15/33	515,490
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,546,286
1,500	Norwin School District, (AGM), 3.25%, 4/1/27	1,288,530
1,500	Reading School District, (AGM), 5.00%, 3/1/35	1,538,265
1,000	Scranton School District, (AGM), 5.00%, 7/15/38	1,019,960
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	720,324

		$12,035,820

Insured-Hospital — 8.8%

$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$285,985
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	520,040
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(1)	1,610,709
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	912,960

		$3,329,694

Insured-Industrial Development Revenue — 3.1%

$150	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$153,995
1,000	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	1,026,630

		$1,180,625

Insured-Lease Revenue / Certificates of Participation — 4.6%

$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$518,580
1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,244,597

		$1,763,177

Insured-Private Education — 12.9%

$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,002,910
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,692,839
1,755	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,689,889
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	511,185

		$4,896,823

Insured-Public Education — 11.3%

$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$521,000
1,200	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,134,024
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	820,250
500	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	529,030

See notes to financial statements

Eaton Vance Pennsylvania Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Public Education (continued)

$375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	$392,610
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	904,715

		$4,301,629

Insured-Sewer Revenue — 17.0%

$300	Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$309,270
1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,591,065
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (AGM), 4.60%, 10/15/41	941,660
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	705,293
1,455	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	572,775
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	848,338
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,501,965

		$6,470,366

Insured-Special Tax Revenue — 14.6%

$3,725	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$3,401,893
22,015	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,312,314
1,770	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	215,675
3,510	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	397,437
2,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	232,634

		$5,559,953

Insured-Transportation — 20.6%

$2,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/25	$2,028,000
1,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/29	1,009,590
2,075	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,306,985
295	Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	310,529
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,162,191

		$7,817,295

Insured-Utilities — 2.2%

$915	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$825,412

		$825,412

Insured-Water and Sewer — 0.4%

$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$151,677

		$151,677

Insured-Water Revenue — 3.6%

$1,500	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	$1,373,955

		$1,373,955

Private Education — 10.7%

$625	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	$633,763
2,900	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,915,428
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	517,800

		$4,066,991

Senior Living / Life Care — 0.5%

$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$192,736

		$192,736

Special Tax Revenue — 0.3%

$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$119,713

		$119,713

Total Tax-Exempt Investments — 161.1%
(identified cost $63,124,312)		$61,230,978

See notes to financial statements

Eaton Vance Pennsylvania Municipal Bond Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 1.8%

Principal Amount
(000’s omitted)	Description	Value

$682	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$682,191

Total Short-Term Investments — 1.8%
(identified cost $682,191)		$682,191

Total Investments — 162.9%
(identified cost $63,806,503)		$61,913,169

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.2)%		$(21,726,632)

Other Assets, Less Liabilities — (5.7)%		$(2,175,912)

Net Assets Applicable to Common Shares — 100.0%		$38,010,625

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 85.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 27.2% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited)
Statements of Assets and Liabilities

As of March 31, 2010	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Assets

Investments —
Identified cost	$232,060,161	$86,478,915	$41,081,576	$33,487,146
Unrealized appreciation (depreciation)	(8,573,808)	(4,795,796)	760,351	583,735

Investments, at value	$223,486,353	$81,683,119	$41,841,927	$34,070,881

Interest receivable	$2,875,464	$801,974	$535,449	$475,684
Receivable for investments sold	—	—	170,629	—
Deferred debt issuance costs	132,080	24,350	5,942	—

Total assets	$226,493,897	$82,509,443	$42,553,947	$34,546,565

Liabilities

Payable for floating rate notes issued	$57,365,000	$9,575,000	$2,460,000	$—
Payable for investments purchased	2,254,979	—	1,036,064	—
Payable for when-issued securities	1,105,563	1,091,136	1,054,010	—
Payable for variation margin on open financial futures contracts	66,406	20,157	—	4,063
Payable for open swap contracts	79,232	42,983	20,336	16,198
Payable to affiliates:
Investment adviser fee	97,719	37,354	18,679	16,212
Interest expense and fees payable	135,847	21,558	6,491	—
Accrued expenses	69,372	41,660	39,349	36,564

Total liabilities	$61,174,118	$10,829,848	$4,634,929	$73,037

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,703,356	$25,702,251	$13,576,020	$13,325,162

Net assets applicable to common shares	$120,616,423	$45,977,344	$24,342,998	$21,148,366

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$99,610	$38,714	$17,607	$15,120
Additional paid-in capital	141,176,086	54,853,852	24,946,069	21,415,488
Accumulated net realized loss	(13,624,000)	(4,502,160)	(1,497,045)	(1,017,861)
Accumulated undistributed net investment income	1,625,991	401,681	136,352	166,617
Net unrealized appreciation (depreciation)	(8,661,264)	(4,814,743)	740,015	569,002

Net assets applicable to common shares	$120,616,423	$45,977,344	$24,342,998	$21,148,366

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788	1,028	543	533

Common Shares Outstanding

	9,961,028	3,871,379	1,760,651	1,511,977

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.11	$11.88	$13.83	$13.99

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of March 31, 2010	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Assets

Investments —
Identified cost	$60,117,674	$56,576,017	$48,151,823	$63,806,503
Unrealized appreciation (depreciation)	769,927	(176,197)	497,472	(1,893,334)

Investments, at value	$60,887,601	$56,399,820	$48,649,295	$61,913,169

Interest receivable	$624,607	$785,368	$632,192	$738,009
Receivable for investments sold	—	1,049,896	60,000	28,820
Deferred debt issuance costs	8,047	21,575	—	—

Total assets	$61,520,255	$58,256,659	$49,341,487	$62,679,998

Liabilities

Payable for floating rate notes issued	$6,346,000	$11,335,000	$1,010,000	$2,850,000
Payable for when-issued securities	—	415,750	—	—
Payable for variation margin on open financial futures contracts	30,469	14,063	20,156	—
Payable for open swap contracts	29,484	43,863	19,717	9,682
Payable to affiliates:
Investment adviser fee	27,253	26,066	23,156	29,618
Interest expense and fees payable	17,532	23,340	2,119	5,753
Accrued expenses	40,968	41,023	37,817	47,688

Total liabilities	$6,491,706	$11,899,105	$1,112,965	$2,942,741

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,475	$13,250,161	$17,001,064	$21,726,632

Net assets applicable to common shares	$35,428,074	$33,107,393	$31,227,458	$38,010,625

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$25,781	$25,595	$25,224	$29,485
Additional paid-in capital	36,531,293	36,257,840	35,720,016	41,778,950
Accumulated net realized loss	(2,290,915)	(3,286,440)	(5,230,411)	(2,309,134)
Accumulated undistributed net investment income	297,793	313,688	238,830	414,340
Net unrealized appreciation (depreciation)	864,122	(203,290)	473,799	(1,903,016)

Net assets applicable to common shares	$35,428,074	$33,107,393	$31,227,458	$38,010,625

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding

	2,578,086	2,559,451	2,522,366	2,948,530

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$13.74	$12.94	$12.38	$12.89

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended March 31, 2010	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Income

Interest	$5,752,079	$2,113,111	$958,720	$859,381

Total investment income	$5,752,079	$2,113,111	$958,720	$859,381

Expenses

Investment adviser fee	$569,593	$219,383	$109,460	$95,142
Trustees’ fees and expenses	3,680	1,568	910	824
Custodian fee	50,327	19,142	12,941	12,158
Transfer and dividend disbursing agent fees	6,579	5,162	5,301	5,379
Legal and accounting services	26,298	17,847	14,153	13,114
Printing and postage	25,014	6,207	6,222	6,404
Interest expense and fees	216,166	37,443	8,266	—
Preferred shares service fee	33,472	19,245	10,165	9,977
Miscellaneous	29,648	22,606	19,294	18,692

Total expenses	$960,777	$348,603	$186,712	$161,690

Deduct —
Reduction of custodian fee	$246	$84	$90	$54
Allocation of expenses to affiliate	16,776	6,532	3,233	2,810

Total expense reductions	$17,022	$6,616	$3,323	$2,864

Net expenses	$943,755	$341,987	$183,389	$158,826

Net investment income	$4,808,324	$1,771,124	$775,331	$700,555

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$353,088	$(76,816)	$(277,433)	$(130,235)
Financial futures contracts	(37,940)	24,593	—	(6,307)
Swap contracts	220,800	83,792	38,676	33,144

Net realized gain (loss)	$535,948	$31,569	$(238,757)	$(103,398)

Change in unrealized appreciation (depreciation) —
Investments	$(8,852,586)	$(4,489,696)	$(1,309,821)	$(1,124,090)
Financial futures contracts	331,904	109,179	—	24,538
Swap contracts	259,576	152,316	72,372	56,901

Net change in unrealized appreciation (depreciation)	$(8,261,106)	$(4,228,201)	$(1,237,449)	$(1,042,651)

Net realized and unrealized loss	$(7,725,158)	$(4,196,632)	$(1,476,206)	$(1,146,049)

Distributions to preferred shareholders —
From net investment income	$(86,599)	$(49,087)	$(25,832)	$(25,297)

Net decrease in net assets from operations	$(3,003,433)	$(2,474,595)	$(726,707)	$(470,791)

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended March 31, 2010	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Income

Interest	$1,489,511	$1,367,766	$1,265,089	$1,557,504

Total investment income	$1,489,511	$1,367,766	$1,265,089	$1,557,504

Expenses

Investment adviser fee	$159,301	$152,730	$135,842	$171,393
Trustees’ fees and expenses	1,210	1,171	1,072	1,279
Custodian fee	17,316	18,088	14,832	18,169
Transfer and dividend disbursing agent fees	5,729	5,112	5,062	5,034
Legal and accounting services	18,476	19,737	18,349	16,749
Printing and postage	8,925	9,344	4,864	10,457
Interest expense and fees	28,143	44,419	1,946	12,628
Preferred shares service fee	14,676	9,921	12,729	16,267
Miscellaneous	21,215	19,116	18,272	24,766

Total expenses	$274,991	$279,638	$212,968	$276,742

Deduct —
Reduction of custodian fee	$140	$213	$53	$118
Allocation of expenses to affiliate	4,638	4,503	4,002	5,053

Total expense reductions	$4,778	$4,716	$4,055	$5,171

Net expenses	$270,213	$274,922	$208,913	$271,571

Net investment income	$1,219,298	$1,092,844	$1,056,176	$1,285,933

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$106,532	$(375,259)	$21,927	$(462,622)
Financial futures contracts	—	18,330	(18,733)	—
Swap contracts	56,172	56,253	54,281	127,382

Net realized gain (loss)	$162,704	$(300,676)	$57,475	$(335,240)

Change in unrealized appreciation (depreciation) —
Investments	$(2,650,836)	$(1,641,311)	$(1,814,042)	$(2,815,904)
Financial futures contracts	123,679	75,469	101,526	—
Swap contracts	104,899	164,780	64,811	164,483

Net change in unrealized appreciation (depreciation)	$(2,422,258)	$(1,401,062)	$(1,647,705)	$(2,651,421)

Net realized and unrealized loss	$(2,259,554)	$(1,701,738)	$(1,590,230)	$(2,986,661)

Distributions to preferred shareholders —
From net investment income	$(38,046)	$(25,546)	$(32,910)	$(40,986)

Net decrease in net assets from operations	$(1,078,302)	$(634,440)	$(566,964)	$(1,741,714)

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2010
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

From operations —
Net investment income	$4,808,324	$1,771,124	$775,331	$700,555
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	535,948	31,569	(238,757)	(103,398)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(8,261,106)	(4,228,201)	(1,237,449)	(1,042,651)
Distributions to preferred shareholders —
From net investment income	(86,599)	(49,087)	(25,832)	(25,297)

Net decrease in net assets from operations	$(3,003,433)	$(2,474,595)	$(726,707)	$(470,791)

Distributions to common shareholders —
From net investment income	$(4,634,343)	$(1,653,222)	$(733,113)	$(656,945)

Total distributions to common shareholders	$(4,634,343)	$(1,653,222)	$(733,113)	$(656,945)

Capital share transactions —
Reinvestment of distributions to common shareholders	$104,513	$24,778	$32,229	$—

Net increase in net assets from capital share transactions	$104,513	$24,778	$32,229	$—

Net decrease in net assets	$(7,533,263)	$(4,103,039)	$(1,427,591)	$(1,127,736)

Net Assets Applicable to Common Shares

At beginning of period	$128,149,686	$50,080,383	$25,770,589	$22,276,102

At end of period	$120,616,423	$45,977,344	$24,342,998	$21,148,366

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$1,625,991	$401,681	$136,352	$166,617

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2010
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

From operations —
Net investment income	$1,219,298	$1,092,844	$1,056,176	$1,285,933
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	162,704	(300,676)	57,475	(335,240)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,422,258)	(1,401,062)	(1,647,705)	(2,651,421)
Distributions to preferred shareholders —
From net investment income	(38,046)	(25,546)	(32,910)	(40,986)

Net decrease in net assets from operations	$(1,078,302)	$(634,440)	$(566,964)	$(1,741,714)

Distributions to common shareholders —
From net investment income	$(1,172,276)	$(1,119,967)	$(948,017)	$(1,227,720)

Total distributions to common shareholders	$(1,172,276)	$(1,119,967)	$(948,017)	$(1,227,720)

Capital share transactions —
Reinvestment of distributions to common shareholders	$50,630	$14,901	$32,332	$23,669

Net increase in net assets from capital share transactions	$50,630	$14,901	$32,332	$23,669

Net decrease in net assets	$(2,199,948)	$(1,739,506)	$(1,482,649)	$(2,945,765)

Net Assets Applicable to Common Shares

At beginning of period	$37,628,022	$34,846,899	$32,710,107	$40,956,390

At end of period	$35,428,074	$33,107,393	$31,227,458	$38,010,625

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$297,793	$313,688	$238,830	$414,340

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D
Statements of Changes in Net Assets

For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

From operations —
Net investment income	$9,377,413	$3,390,514	$1,583,454	$1,399,076
Net realized loss from investment transactions, financial futures contracts and swap contracts	(10,730,783)	(3,248,977)	(1,136,806)	(480,219)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	28,703,972	9,442,700	5,497,042	3,670,791
Distributions to preferred shareholders —
From net investment income	(578,404)	(325,864)	(174,091)	(170,213)

Net increase in net assets from operations	$26,772,198	$9,258,373	$5,769,599	$4,419,435

Distributions to common shareholders —
From net investment income	$(8,437,461)	$(2,954,634)	$(1,332,810)	$(1,152,527)

Total distributions to common shareholders	$(8,437,461)	$(2,954,634)	$(1,332,810)	$(1,152,527)

Capital share transactions —
Reinvestment of distributions to common shareholders	$167,262	$58,277	$22,988	$1,776

Net increase in net assets from capital share transactions	$167,262	$58,277	$22,988	$1,776

Net increase in net assets	$18,501,999	$6,362,016	$4,459,777	$3,268,684

Net Assets Applicable to Common Shares

At beginning of year	$109,647,687	$43,718,367	$21,310,812	$19,007,418

At end of year	$128,149,686	$50,080,383	$25,770,589	$22,276,102

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,538,609	$332,866	$119,966	$148,304

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

From operations —
Net investment income	$2,382,638	$2,191,347	$2,130,212	$2,618,797
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,484,603)	(2,557,907)	(4,193,790)	(1,622,894)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	9,526,226	7,911,044	8,199,680	7,883,733
Distributions to preferred shareholders —
From net investment income	(227,579)	(168,414)	(254,584)	(210,410)
From net realized gain	(40,658)	—	—	(132,368)

Net increase in net assets from operations	$9,156,024	$7,376,070	$5,881,518	$8,536,858

Distributions to common shareholders —
From net investment income	$(2,106,960)	$(2,014,492)	$(1,729,034)	$(2,217,812)
From net realized gain	(264,989)	—	—	(803,880)

Total distributions to common shareholders	$(2,371,949)	$(2,014,492)	$(1,729,034)	$(3,021,692)

Capital share transactions —
Reinvestment of distributions to common shareholders	$68,403	$26,563	$63,002	$28,342

Net increase in net assets from capital share transactions	$68,403	$26,563	$63,002	$28,342

Net increase in net assets	$6,852,478	$5,388,141	$4,215,486	$5,543,508

Net Assets Applicable to Common Shares

At beginning of year	$30,775,544	$29,458,758	$28,494,621	$35,412,882

At end of year	$37,628,022	$34,846,899	$32,710,107	$40,956,390

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$288,817	$366,357	$163,581	$397,113

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D
Statements of Cash Flows

For the Six Months Ended March 31, 2010
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New Jersey Fund	New York Fund II

Net decrease in net assets from operations	$(3,003,433)	$(2,474,595)	$(1,078,302)	$(634,440)
Distributions to preferred shareholders	86,599	49,087	38,046	25,546

Net decrease in net assets from operations excluding distributions to preferred shareholders	$(2,916,834)	$(2,425,508)	$(1,040,256)	$(608,894)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(13,873,404)	(2,971,375)	(4,120,303)	(3,244,293)
Investments sold	12,604,620	2,416,380	5,632,235	4,817,975
Increase in short-term investments, net	(1,694,494)	(561,395)	(555,683)	(846,281)
Net accretion/amortization of premium (discount)	(1,010,028)	(480,714)	(339,298)	(139,669)
Amortization of deferred debt issuance costs	11,078	4,373	243	4,750
Decrease (increase) in interest receivable	(62,414)	(3,408)	40,104	36,768
Decrease (increase) in receivable for investments sold	740,951	—	222,703	(1,049,896)
Decrease in receivable for variation margin on open financial futures contracts	27,094	10,750	—	7,500
Increase (decrease) in payable for investments purchased	2,254,979	—	(1,356,300)	—
Increase in payable for when-issued securities	1,105,563	1,091,136	—	415,750
Increase in payable for variation margin on open financial futures contracts	66,406	20,157	30,469	14,063
Decrease in payable for open swap contracts	(259,576)	(152,316)	(104,899)	(164,780)
Increase in payable to affiliate for investment adviser fee	14,539	3,879	3,446	3,425
Decrease in interest expense and fees payable	(43,106)	(8,595)	(4,245)	(5,640)
Decrease in accrued expenses	(36,050)	(27,320)	(15,822)	(14,748)
Net change in unrealized (appreciation) depreciation from investments	8,852,586	4,489,696	2,650,836	1,641,311
Net realized (gain) loss from investments	(353,088)	76,816	(106,532)	375,259

Net cash provided by operating activities	$5,428,822	$1,482,556	$936,698	$1,242,600

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(4,529,830)	$(1,628,444)	$(1,121,646)	$(1,105,066)
Cash distributions paid to preferred shareholders	(86,692)	(49,612)	(38,126)	(25,567)
Decrease in due to custodian	(812,300)	—	—	(111,967)

Net cash used in financing activities	$(5,428,822)	$(1,678,056)	$(1,159,772)	$(1,242,600)

Net decrease in cash	$—	$(195,500)	$(223,074)	$—

Cash at beginning of period	$—	$195,500	$223,074	$—

Cash at end of period	$—	$—	$—	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$104,513	$24,778	$50,630	$14,901
Cash paid for interest and fees	248,194	41,665	32,145	45,309

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period (Common shares)	$12.880		$11.030	$15.470	$15.860		$15.310	$15.030

Income (Loss) From Operations

Net investment income(1)	$0.483		$0.943	$1.037	$1.048		$1.058	$1.094
Net realized and unrealized gain (loss)	(0.779)		1.813	(4.159)	(0.383)		0.605	0.359
Distributions to preferred shareholders
From net investment income	(0.009)		(0.058)	(0.168)	(0.303)		(0.265)	(0.169)
From net realized gain	—		—	(0.117)	—		—	— (2)

Total income (loss) from operations	$(0.305)		$2.698	$(3.407)	$0.362		$1.398	$1.284

Less Distributions to Common Shareholders

From net investment income	$(0.465)		$(0.848)	$(0.747)	$(0.752)		$(0.848)	$(1.001)
From net realized gain	—		—	(0.286)	—		—	(0.003)

Total distributions to common shareholders	$(0.465)		$(0.848)	$(1.033)	$(0.752)		$(0.848)	$(1.004)

Net asset value — End of period (Common shares)	$12.110		$12.880	$11.030	$15.470		$15.860	$15.310

Market value — End of period (Common shares)	$13.560		$13.370	$11.650	$14.550		$15.310	$16.170

Total Investment Return on Net Asset Value(3)	(2.43	)%(4)	26.08%	(23.08)%	2.43	%(5)	9.56%	8.77%

Total Investment Return on Market Value(3)	5.25	%(4)	23.88%	(13.61)%	(0.20	)%(5)	0.13%	16.51%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$120,616		$128,150	$109,648	$153,612		$157,463	$151,937
Ratios (as a percentage of average daily net assets applicable to common shares):(6)
Expenses excluding interest and fees	1.22	%(7)	1.28%	1.09%	1.00	%(8)	1.02%	1.03%
Interest and fee expense(9)	0.36	%(7)	0.87%	0.93%	0.99%		0.91%	0.62%
Total expenses before custodian fee reduction	1.58	%(7)	2.15%	2.02%	1.99	%(8)	1.93%	1.65%
Expenses after custodian fee reduction excluding interest and fees	1.22	%(7)	1.27%	1.05%	0.99	%(8)	1.01%	1.02%
Net investment income	8.03	%(7)	9.05%	7.40%	6.62%		6.87%	7.11%
Portfolio Turnover	6	%(4)	22%	54%	31%		26%	10%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(6)
Expenses excluding interest and fees	0.89	%(7)	0.89%	0.69%	0.64	%(8)	0.65%	0.65%
Interest and fee expense(9)	0.26	%(7)	0.61%	0.60%	0.64%		0.58%	0.40%
Total expenses before custodian fee reduction	1.15	%(7)	1.50%	1.29%	1.28	%(8)	1.23%	1.05%
Expenses after custodian fee reduction excluding interest and fees	0.89	%(7)	0.89%	0.67%	0.63	%(8)	0.64%	0.65%
Net investment income	5.85	%(7)	6.32%	4.73%	4.25%		4.37%	4.52%

Senior Securities:
Total preferred shares outstanding	1,788		1,788	1,788	3,500		3,500	3,500
Asset coverage per preferred share(10)	$92,461		$96,674	$86,356	$68,894		$69,992	$68,411
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Equal to less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(4)	Not annualized.

(5)	During the year ended September 30, 2007, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)	Annualized.

(8)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(9)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$12.940		$11.310	$15.020	$15.330	$14.810	$14.510

Income (Loss) From Operations

Net investment income(1)	$0.458		$0.877	$0.983	$0.981	$0.989	$1.008
Net realized and unrealized gain (loss)	(1.078)		1.601	(3.583)	(0.301)	0.547	0.360
Distributions to preferred shareholders
From net investment income	(0.013)		(0.084)	(0.233)	(0.282)	(0.243)	(0.145)
From net realized gain	—		—	(0.053)	—	—	—

Total income (loss) from operations	$(0.633)		$2.394	$(2.886)	$0.398	$1.293	$1.223

Less Distributions to Common Shareholders

From net investment income	$(0.427)		$(0.764)	$(0.693)	$(0.708)	$(0.773)	$(0.923)
From net realized gain	—		—	(0.131)	—	—	—

Total distributions to common shareholders	$(0.427)		$(0.764)	$(0.824)	$(0.708)	$(0.773)	$(0.923)

Net asset value — End of period (Common shares)	$11.880		$12.940	$11.310	$15.020	$15.330	$14.810

Market value — End of period (Common shares)	$12.160		$12.500	$10.250	$14.250	$14.635	$14.770

Total Investment Return on Net Asset Value(2)	(4.78	)%(3)	23.06%	(19.81)%	2.75%	9.15%	8.65%

Total Investment Return on Market Value(2)	0.90	%(3)	31.17%	(23.40)%	2.11%	4.49%	7.84%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$45,977		$50,080	$43,718	$58,010		$59,199	$57,187
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.33	%(5)	1.51%	1.23%	1.11	%(6)	1.13%	1.10%
Interest and fee expense(7)	0.16	%(5)	0.37%	0.42%	0.50%		0.48%	0.31%
Total expenses before custodian fee reduction	1.49	%(5)	1.88%	1.65%	1.61	%(6)	1.61%	1.41%
Expenses after custodian fee reduction excluding interest and fees	1.33	%(5)	1.50%	1.19%	1.09	%(6)	1.11%	1.06%
Net investment income	7.69	%(5)	8.23%	7.11%	6.42%		6.66%	6.81%
Portfolio Turnover	3	%(3)	17%	22%	37%		13%	13%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.85	%(5)	0.93%	0.76%	0.71	%(6)	0.71%	0.69%
Interest and fee expense(7)	0.10	%(5)	0.23%	0.26%	0.32%		0.30%	0.20%
Total expenses before custodian fee reduction	0.95	%(5)	1.16%	1.02%	1.03	%(6)	1.01%	0.89%
Expenses after custodian fee reduction excluding interest and fees	0.85	%(5)	0.93%	0.74%	0.69	%(6)	0.70%	0.67%
Net investment income	4.94	%(5)	5.07%	4.42%	4.09%		4.19%	4.28%

Senior Securities:
Total preferred shares outstanding	1,028		1,028	1,028	1,350		1,350	1,350
Asset coverage per preferred share(8)	$69,727		$73,719	$67,578	$67,980		$68,858	$67,364
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period (Common shares)	$14.660		$12.130	$15.090	$15.640		$15.100	$14.870

Income (Loss) From Operations

Net investment income(1)	$0.441		$0.901	$0.981	$0.969		$0.983	$1.031
Net realized and unrealized gain (loss)	(0.839)		2.486	(2.981)	(0.540)		0.613	0.290
Distributions to preferred shareholders
From net investment income	(0.015)		(0.099)	(0.289)	(0.293)		(0.256)	(0.143)

Total income (loss) from operations	$(0.413)		$3.288	$(2.289)	$0.136		$1.340	$1.178

Less Distributions to Common Shareholders

From net investment income	$(0.417)		$(0.758)	$(0.671)	$(0.686)		$(0.800)	$(0.948)

Total distributions to common shareholders	$(0.417)		$(0.758)	$(0.671)	$(0.686)		$(0.800)	$(0.948)

Net asset value — End of period (Common shares)	$13.830		$14.660	$12.130	$15.090		$15.640	$15.100

Market value — End of period (Common shares)	$14.260		$15.250	$13.780	$14.820		$16.090	$17.350

Total Investment Return on Net Asset Value(2)	(2.82	)%(3)	28.42%	(15.70)%	0.88	%(4)	9.14%	7.74%

Total Investment Return on Market Value(2)	(3.66	)%(3)	17.59%	(2.46)%	(3.72	)%(4)	(2.28)%	18.23%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$24,343		$25,771	$21,311	$26,476		$27,419	$26,441
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.44	%(6)	1.69%	1.41%	1.25	%(7)	1.29%	1.25%
Interest and fee expense(8)	0.07	%(6)	0.23%	0.71%	0.98%		1.54%	1.26%
Total expenses before custodian fee reduction	1.51	%(6)	1.92%	2.12%	2.23	%(7)	2.83%	2.51%
Expenses after custodian fee reduction excluding interest and fees	1.44	%(6)	1.68%	1.38%	1.25	%(7)	1.26%	1.24%
Net investment income	6.38	%(6)	7.41%	6.83%	6.27%		6.50%	6.79%
Portfolio Turnover	9	%(3)	43%	12%	15%		15%	11%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.93	%(6)	1.03%	0.88%	0.81	%(7)	0.81%	0.79%
Interest and fee expense(8)	0.04	%(6)	0.14%	0.45%	0.62%		0.97%	0.80%
Total expenses before custodian fee reduction	0.97	%(6)	1.17%	1.33%	1.43	%(7)	1.78%	1.59%
Expenses after custodian fee reduction excluding interest and fees	0.93	%(6)	1.03%	0.87%	0.80	%(7)	0.80%	0.78%
Net investment income	4.10	%(6)	4.53%	4.27%	3.99%		4.10%	4.29%

Senior Securities:
Total preferred shares outstanding	543		543	543	620		620	620
Asset coverage per preferred share(9)	$69,832		$72,462	$64,287	$67,711		$69,229	$67,649
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	During the year ended September 30, 2007, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period (Common shares)	$14.730		$12.570	$15.150		$15.430	$15.000	$14.840

Income (Loss) From Operations

Net investment income(1)	$0.463		$0.925	$0.975		$0.985	$0.991	$1.039
Net realized and unrealized gain (loss)	(0.752)		2.110	(2.590)		(0.309)	0.462	0.233
Distributions to preferred shareholders
From net investment income	(0.017)		(0.113)	(0.295)		(0.288)	(0.252)	(0.164)

Total income (loss) from operations	$(0.306)		$2.922	$(1.910)		$0.388	$1.201	$1.108

Less Distributions to Common Shareholders

From net investment income	$(0.434)		$(0.762)	$(0.670)		$(0.668)	$(0.771)	$(0.948)

Total distributions to common shareholders	$(0.434)		$(0.762)	$(0.670)		$(0.668)	$(0.771)	$(0.948)

Net asset value — End of period (Common shares)	$13.990		$14.730	$12.570		$15.150	$15.430	$15.000

Market value — End of period (Common shares)	$14.160		$13.900	$10.400		$14.030	$14.190	$16.200

Total Investment Return on Net Asset Value(2)	(1.94	)%(3)	25.29%	(12.66	)%(4)	2.81%	8.44%	7.52%

Total Investment Return on Market Value(2)	5.20	%(3)	42.90%	(21.97	)%(4)	3.53%	(7.67)%	11.26%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$21,148		$22,276	$19,007	$22,912		$23,335	$22,670
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.49	%(6)	1.70%	1.49%	1.29	%(7)	1.32%	1.28%
Interest and fee expense(8)	—	(6)	—	0.54%	0.98%		0.90%	0.60%
Total expenses before custodian fee reduction	1.49	%(6)	1.70%	2.03%	2.27	%(7)	2.22%	1.88%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(6)	1.69%	1.48%	1.27	%(7)	1.30%	1.27%
Net investment income	6.58	%(6)	7.30%	6.72%	6.43%		6.62%	6.88%
Portfolio Turnover	—	(3)	9%	11%	6%		6%	5%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.92	%(6)	1.00%	0.93%	0.81	%(7)	0.83%	0.81%
Interest and fee expense(8)	—	(6)	—	0.33%	0.62%		0.56%	0.38%
Expenses before custodian fee reduction	0.92	%(6)	1.00%	1.26%	1.43	%(7)	1.39%	1.19%
Expenses after custodian fee reduction excluding interest and fees	0.92	%(6)	1.00%	0.92%	0.80	%(7)	0.82%	0.80%
Net investment income	4.05	%(6)	4.30%	4.16%	4.06%		4.15%	4.32%

Senior Securities:
Total preferred shares outstanding	533		533	540	540		540	540
Asset coverage per preferred share(9)	$64,678		$66,794	$60,199	$67,442		$68,222	$66,986
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	During the year ended September 30, 2008, the adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$14.620		$11.980	$15.690	$15.840	$15.240	$14.990

Income (Loss) From Operations

Net investment income(1)	$0.473		$0.926	$0.982	$0.996	$1.002	$1.039
Net realized and unrealized gain (loss)	(0.883)		2.740	(3.393)	(0.150)	0.671	0.330
Distributions to preferred shareholders
From net investment income	(0.015)		(0.088)	(0.196)	(0.286)	(0.253)	(0.159)
From net realized gain	—		(0.016)	(0.114)	—	—	—

Total income (loss) from operations	$(0.425)		$3.562	$(2.721)	$0.560	$1.420	$1.210

Less Distributions to Common Shareholders

From net investment income	$(0.455)		$(0.819)	$(0.706)	$(0.710)	$(0.820)	$(0.960)
From net realized gain	—		(0.103)	(0.283)	—	—	—

Total distributions to common shareholders	$(0.455)		$(0.922)	$(0.989)	$(0.710)	$(0.820)	$(0.960)

Net asset value — End of period (Common shares)	$13.740		$14.620	$11.980	$15.690	$15.840	$15.240

Market value — End of period (Common shares)	$15.360		$14.730	$11.880	$14.790	$16.400	$16.240

Total Investment Return on Net Asset Value(2)	(2.95	)%(3)	31.84%	(18.15)%	3.64%	9.65%	8.18%

Total Investment Return on Market Value(2)	7.67	%(3)	33.95%	(13.88)%	(5.66)%	6.53%	11.56%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$35,428		$37,628	$30,776	$40,262		$40,620	$39,032
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.37	%(5)	1.53%	1.33%	1.14	%(6)	1.19%	1.15%
Interest and fee expense(7)	0.16	%(5)	0.46%	1.16%	0.92%		0.86%	0.59%
Total expenses before custodian fee reduction	1.53	%(5)	1.99%	2.49%	2.06	%(6)	2.05%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.37	%(5)	1.52%	1.28%	1.11	%(6)	1.16%	1.14%
Net investment income	6.88	%(5)	7.81%	6.72%	6.29%		6.59%	6.78%
Portfolio Turnover	7	%(3)	39%	48%	27%		22%	15%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.88	%(5)	0.93%	0.84%	0.73	%(6)	0.75%	0.73%
Interest and fee expense(7)	0.10	%(5)	0.28%	0.73%	0.59%		0.55%	0.38%
Total expenses before custodian fee reduction	0.98	%(5)	1.21%	1.57%	1.32	%(6)	1.30%	1.11%
Expenses after custodian fee reduction excluding interest and fees	0.88	%(5)	0.92%	0.81%	0.72	%(6)	0.73%	0.72%
Net investment income	4.43	%(5)	4.75%	4.24%	4.05%		4.18%	4.31%

Senior Securities:
Total preferred shares outstanding	784		784	812	900		900	900
Asset coverage per preferred share(8)	$70,189		$72,996	$62,907	$69,751		$70,144	$68,375
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$13.620		$11.530	$15.240	$15.760	$15.300	$14.910

Income (Loss) From Operations

Net investment income(1)	$0.427		$0.857	$0.938	$0.969	$0.990	$1.008
Net realized and unrealized gain (loss)	(0.659)		2.087	(3.483)	(0.256)	0.542	0.462
Distributions to preferred shareholders
From net investment income	(0.010)		(0.066)	(0.237)	(0.209)	(0.240)	(0.148)
From net realized gain	—		—	(0.049)	(0.079)	(0.015)	—

Total income (loss) from operations	$(0.242)		$2.878	$(2.831)	$0.425	$1.277	$1.322

Less Distributions to Common Shareholders

From net investment income	$(0.438)		$(0.788)	$(0.699)	$(0.697)	$(0.732)	$(0.932)
From net realized gain	—		—	(0.180)	(0.248)	(0.085)	—

Total distributions to common shareholders	$(0.438)		$(0.788)	$(0.879)	$(0.945)	$(0.817)	$(0.932)

Net asset value — End of period (Common shares)	$12.940		$13.620	$11.530	$15.240	$15.760	$15.300

Market value — End of period (Common shares)	$13.890		$13.610	$10.580	$14.440	$14.420	$14.570

Total Investment Return on Net Asset Value(2)	(1.74	)%(3)	26.71%	(19.25)%	3.00%	9.02%	9.17%

Total Investment Return on Market Value(2)	5.56	%(3)	37.98%	(21.80)%	6.66%	4.75%	7.19%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$33,107		$34,847	$29,459	$38,947		$40,263	$39,101
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.39	%(5)	1.51%	1.33%	1.16	%(6)	1.14%	1.21%
Interest and fee expense(7)	0.27	%(5)	0.63%	0.46%	0.46%		0.42%	0.28%
Total expenses before custodian fee reduction	1.66	%(5)	2.14%	1.79%	1.62	%(6)	1.56%	1.49%
Expenses after custodian fee reduction excluding interest and fees	1.39	%(5)	1.50%	1.28%	1.14	%(6)	1.11%	1.19%
Net investment income	6.61	%(5)	7.67%	6.67%	6.24%		6.48%	6.60%
Portfolio Turnover	6	%(3)	30%	44%	38%		26%	29%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.00	%(5)	1.03%	0.83%	0.74	%(6)	0.72%	0.77%
Interest and fee expense(7)	0.19	%(5)	0.43%	0.29%	0.29%		0.27%	0.18%
Total expenses before custodian fee reduction	1.19	%(5)	1.46%	1.12%	1.03	%(6)	0.99%	0.95%
Expenses after custodian fee reduction excluding interest and fees	1.00	%(5)	1.02%	0.80%	0.73	%(6)	0.71%	0.76%
Net investment income	4.72	%(5)	5.24%	4.17%	3.98%		4.11%	4.18%

Senior Securities:
Total preferred shares outstanding	530		530	530	900		900	900
Asset coverage per preferred share(8)	$87,467		$90,749	$80,583	$68,285		$69,746	$68,450
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$12.980		$11.330	$14.970	$15.330	$14.830	$14.640

Income (Loss) From Operations

Net investment income(1)	$0.419		$0.846	$0.948	$0.966	$0.978	$1.006
Net realized and unrealized gain (loss)	(0.630)		1.592	(3.665)	(0.361)	0.497	0.219
Distributions to preferred shareholders
From net investment income	(0.013)		(0.101)	(0.298)	(0.301)	(0.263)	(0.173)

Total income (loss) from operations	$(0.224)		$2.337	$(3.015)	$0.304	$1.212	$1.052

Less Distributions to Common Shareholders

From net investment income	$(0.376)		$(0.687)	$(0.625)	$(0.664)	$(0.712)	$(0.862)

Total distributions to common shareholders	$(0.376)		$(0.687)	$(0.625)	$(0.664)	$(0.712)	$(0.862)

Net asset value — End of period (Common shares)	$12.380		$12.980	$11.330	$14.970	$15.330	$14.830

Market value — End of period (Common shares)	$13.440		$13.250	$11.250	$13.710	$14.600	$14.510

Total Investment Return on Net Asset Value(2)	(1.71	)%(3)	22.05%	(20.51)%	2.17%	8.58%	7.29%

Total Investment Return on Market Value(2)	4.53	%(3)	25.48%	(13.81)%	(1.75)%	5.69%	1.11%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$31,227		$32,710	$28,495	$37,617		$38,532	$37,255
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.32	%(5)	1.57%	1.35%	1.16	%(6)	1.19%	1.18%
Interest and fee expense(7)	0.01	%(5)	0.10%	0.29%	0.53%		0.41%	0.25%
Total expenses before custodian fee reduction	1.33	%(5)	1.67%	1.64%	1.69	%(6)	1.60%	1.43%
Expenses after custodian fee reduction excluding interest and fees	1.32	%(5)	1.57%	1.33%	1.14	%(6)	1.16%	1.16%
Net investment income	6.73	%(5)	7.87%	6.82%	6.33%		6.56%	6.76%
Portfolio Turnover	4	%(3)	18%	22%	30%		16%	8%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.85	%(5)	0.95%	0.83%	0.74	%(6)	0.75%	0.74%
Interest and fee expense(7)	0.01	%(5)	0.06%	0.18%	0.34%		0.26%	0.16%
Total expenses before custodian fee reduction	0.86	%(5)	1.01%	1.01%	1.08	%(6)	1.01%	0.90%
Expenses after custodian fee reduction excluding interest and fees	0.85	%(5)	0.95%	0.82%	0.72	%(6)	0.73%	0.73%
Net investment income	4.37	%(5)	4.77%	4.19%	4.03%		4.14%	4.26%

Senior Securities:
Total preferred shares outstanding	680		680	875	875		875	875
Asset coverage per preferred share(8)	$70,924		$73,104	$57,579	$67,991		$69,036	$67,586
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$13.900		$12.030	$15.270	$15.470	$14.930	$14.410

Income (Loss) From Operations

Net investment income(1)	$0.436		$0.889	$0.995	$0.995	$0.994	$1.019
Net realized and unrealized gain (loss)	(1.015)		2.123	(3.047)	(0.209)	0.559	0.587
Distributions to preferred shareholders
From net investment income	(0.014)		(0.071)	(0.236)	(0.291)	(0.266)	(0.173)
From net realized gain	—		(0.045)	(0.076)	—	—	—

Total income (loss) from operations	$(0.593)		$2.896	$(2.364)	$0.495	$1.287	$1.433

Less Distributions to Common Shareholders

From net investment income	$(0.417)		$(0.753)	$(0.693)	$(0.695)	$(0.747)	$(0.913)
From net realized gain	—		(0.273)	(0.183)	—	—	—

Total distributions to common shareholders	$(0.417)		$(1.026)	$(0.876)	$(0.695)	$(0.747)	$(0.913)

Net asset value — End of period (Common shares)	$12.890		$13.900	$12.030	$15.270	$15.470	$14.930

Market value — End of period (Common shares)	$13.750		$14.600	$13.400	$14.150	$15.020	$15.540

Total Investment Return on Net Asset Value(2)	(4.28	)%(3)	27.36%	(16.07)%	3.44%	9.00%	10.01%

Total Investment Return on Market Value(2)	(2.79	)%(3)	20.09%	0.88%	(1.28)%	1.68%	10.15%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$38,011		$40,956	$35,413	$44,955		$45,516	$43,920
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.34	%(5)	1.52%	1.30%	1.15	%(6)	1.18%	1.16%
Interest and fee expense(7)	0.07	%(5)	0.17%	1.03%	0.83%		0.78%	0.41%
Total expenses before custodian fee reduction	1.41	%(5)	1.69%	2.33%	1.98	%(6)	1.96%	1.57%
Expenses after custodian fee reduction excluding interest and fees	1.34	%(5)	1.51%	1.28%	1.12	%(6)	1.15%	1.15%
Net investment income	6.67	%(5)	7.80%	6.86%	6.45%		6.64%	6.91%
Portfolio Turnover	7	%(3)	8%	28%	24%		22%	19%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.86	%(5)	0.91%	0.81%	0.73	%(6)	0.74%	0.73%
Interest and fee expense(7)	0.04	%(5)	0.10%	0.64%	0.53%		0.49%	0.26%
Total expenses before custodian fee reduction	0.90	%(5)	1.01%	1.45%	1.26	%(6)	1.23%	0.99%
Expenses after custodian fee reduction excluding interest and fees	0.86	%(5)	0.90%	0.80%	0.71	%(6)	0.72%	0.72%
Net investment income	4.27	%(5)	4.68%	4.26%	4.10%		4.17%	4.32%

Senior Securities:
Total preferred shares outstanding	869		869	1,040	1,040		1,040	1,040
Asset coverage per preferred share(8)	$68,743		$72,133	$59,091	$68,233		$68,770	$67,232
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (formerly, Eaton Vance Insured Municipal Bond Fund II) (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (formerly, Eaton Vance Insured California Municipal Bond Fund II) (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (formerly, Eaton Vance Insured Massachusetts Municipal Bond Fund) (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (formerly, Eaton Vance Insured Michigan Municipal Bond Fund) (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (formerly, Eaton Vance Insured New Jersey Municipal Bond Fund) (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (formerly, Eaton Vance Insured New York Municipal Bond Fund II) (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (formerly, Eaton Vance Insured Ohio Municipal Bond) (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (formerly, Eaton Vance Insured Pennsylvania Municipal Bond Fund) (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund	Amount	Expiration Date

Municipal II	$658,427	September 30, 2016
	2,011,041	September 30, 2017

California II	$52,500	September 30, 2016
	1,365,711	September 30, 2017

Massachusetts	$179,329	September 30, 2013
	94,578	September 30, 2017

Michigan	$384,407	September 30, 2013
	1,883	September 30, 2016

New Jersey	$244,927	September 30, 2017

New York II	$41,818	September 30, 2016
	1,233,356	September 30, 2017

Ohio	$321,978	September 30, 2013
	83,319	September 30, 2016
	1,620,085	September 30, 2017

Additionally, at September 30, 2009, the Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund had net capital losses of $11,660,513, $3,404,426, $1,057,708, $579,640, $2,262,820, $1,660,342, $3,402,294 and $1,901,230, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2010.

As of March 31, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties.

The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. At March 31, 2010, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Municipal II	$57,365,000	0.29 – 0.33	$67,123,806
California II	9,575,000	0.29 – 0.31	10,962,619
Massachusetts	2,460,000	0.30 – 0.31	2,956,755
Michigan	—	—	—
New Jersey	6,346,000	0.29 – 0.33	8,401,393
New York II	11,335,000	0.29 – 0.31	12,974,541
Ohio	1,010,000	0.33 – 0.47	1,697,170
Pennsylvania	2,850,000	0.30 – 0.49	4,799,530

For the six months ended March 31, 2010, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Average
	Floating
	Rate
	Notes	Average
Fund	Outstanding	Interest Rate

Municipal II	$57,365,000	0.76%
California II	9,575,000	0.78
Massachusetts	2,460,000	0.67
Michigan	—	—
New Jersey	6,346,000	0.89
New York II	11,335,000	0.79
Ohio	1,010,000	0.39
Pennsylvania	2,088,462	1.21

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2010.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of March 31, 2010 are as follows:

Fund	APS Issued and Outstanding

Municipal II
Series A	894
Series B	894
California II	1,028
Massachusetts	543
Michigan	533
New Jersey	784
New York II	530
Ohio	680
Pennsylvania	869

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at March 31, 2010, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
Fund	March 31, 2010	Shareholders	Rates	Ranges (%)

Municipal II
Series A	0.46%	$42,689	0.38%	0.24 – 0.56
Series B	0.46	43,910	0.39	0.24 – 0.56
California II	0.46	49,087	0.38	0.24 – 0.56
Massachusetts	0.46	25,832	0.38	0.24 – 0.56
Michigan	0.44	25,297	0.38	0.26 – 0.50
New Jersey	0.44	38,046	0.39	0.26 – 0.62
New York II	0.44	25,546	0.39	0.26 – 0.58
Ohio	0.46	32,910	0.39	0.24 – 0.56
Pennsylvania	0.46	40,986	0.38	0.24 – 0.50

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2010.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Funds for fees and other expenses at an annual rate of 0.15% of average weekly gross assets of each Fund during the first five full years of its operations, 0.10% of a Fund’s average weekly gross assets in year six, and 0.05% in year seven. The Funds concluded their first seven full years of operations on November 29, 2009. For the six months ended March 31, 2010, the investment adviser fee and expenses contractually reduced by EVM were as follows:

	Investment	Expenses
Fund	Adviser Fee	Reduced by EVM

Municipal II	$569,593	$16,776
California II	219,383	6,532
Massachusetts	109,460	3,233
Michigan	95,142	2,810
New Jersey	159,301	4,638
New York II	152,730	4,503
Ohio	135,842	4,002
Pennsylvania	171,393	5,053

Except for Trustees of the Funds who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Compensation Plan. For the six months ended March 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2010 were as follows:

Fund	Purchases	Sales

Municipal II	$13,873,404	$12,604,620
California II	2,971,375	2,416,380
Massachusetts	5,208,028	3,564,552
Michigan	—	924,948
New Jersey	4,120,303	5,632,235
New York II	3,244,293	4,817,975
Ohio	1,762,271	1,839,196
Pennsylvania	4,531,063	4,310,947

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2010 and the year ended September 30, 2009 were as follows:

	Six Months Ended
	March 31, 2010	Year Ended
Fund	(Unaudited)	September 30, 2009

Municipal II	8,364	15,775
California II	2,096	5,322
Massachusetts	2,250	1,835
Michigan	—	132
New Jersey	3,589	5,648
New York II	1,144	2,353
Ohio	2,583	5,911
Pennsylvania	1,779	2,397

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Municipal Fund II

Aggregate cost	$174,926,958

Gross unrealized appreciation	$5,349,516
Gross unrealized depreciation	(14,155,121)

Net unrealized depreciation	$(8,805,605)

California Fund II

Aggregate cost	$76,689,988

Gross unrealized appreciation	$1,982,273
Gross unrealized depreciation	(6,564,142)

Net unrealized depreciation	$(4,581,869)

Massachusetts Fund

Aggregate cost	$38,589,511

Gross unrealized appreciation	$1,617,253
Gross unrealized depreciation	(824,837)

Net unrealized appreciation	$792,416

Michigan Fund

Aggregate cost	$33,482,150

Gross unrealized appreciation	$1,557,039
Gross unrealized depreciation	(968,308)

Net unrealized appreciation	$588,731

New Jersey Fund

Aggregate cost	$53,738,101

Gross unrealized appreciation	$2,542,850
Gross unrealized depreciation	(1,739,350)

Net unrealized appreciation	$803,500

New York Fund II

Aggregate cost	$45,413,164

Gross unrealized appreciation	$1,851,199
Gross unrealized depreciation	(2,199,543)

Net unrealized depreciation	$(348,344)

Ohio Fund

Aggregate cost	$48,061,282

Gross unrealized appreciation	$1,087,572
Gross unrealized depreciation	(1,509,559)

Net unrealized depreciation	$(421,987)

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Pennsylvania Fund

Aggregate cost	$61,017,067

Gross unrealized appreciation	$832,458
Gross unrealized depreciation	(2,786,356)

Net unrealized depreciation	$(1,953,898)

8   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2010 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Municipal II	6/10	61 U.S. 10-Year Treasury Note	Short	$(7,062,442)	$(7,091,250)	$(28,808)
	6/10	101 U.S. 30-Year Treasury Bond	Short	(11,749,209)	(11,728,625)	20,584

California II	6/10	43 U.S. 30-Year Treasury Bond	Short	$(5,017,412)	$(4,993,376)	$24,036

Michigan	6/10	4 U.S. 10-Year Treasury Note	Short	$(463,111)	$(465,000)	$(1,889)
	6/10	6 U.S. 30-Year Treasury Bond	Short	(700,104)	(696,750)	3,354

New Jersey	6/10	65 U.S. 30-Year Treasury Bond	Short	$(7,671,804)	$(7,548,125)	$123,679

New York II	6/10	30 U.S. 30-Year Treasury Bond	Short	$(3,500,520)	$(3,483,750)	$16,770

Ohio	6/10	21 U.S. 10-Year Treasury Note	Short	$(2,431,333)	$(2,441,250)	$(9,917)
	6/10	29 U.S. 30-Year Treasury Bond	Short	(3,373,586)	(3,367,625)	5,961

Interest Rate Swaps
Municipal Fund II

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$3,000,000	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(21,718)

Merrill Lynch Capital Services, Inc.	3,000,000	4.665	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	(57,514)

					$(79,232)

California Fund II

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,137,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(8,235)

Merrill Lynch Capital Services, Inc.	1,812,500	4.665	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	(34,748)

					$(42,983)

Massachusetts Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$525,000	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(3,801)

Merrill Lynch Capital Services, Inc.	862,500	4.665	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	(16,535)

					$(20,336)

Michigan Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$450,000	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(3,258)

Merrill Lynch Capital Services, Inc.	675,000	4.665	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	(12,940)

					$(16,198)

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New Jersey Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(5,520)

Merrill Lynch Capital Services, Inc.	1,250,000	4.665	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	(23,964)

					$(29,484)

New York Fund II

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(5,520)

Merrill Lynch Capital Services, Inc.	2,000,000	4.665	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	(38,343)

					$(43,863)

Ohio Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$737,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(5,339)

Merrill Lynch Capital Services, Inc.	750,000	4.665	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	(14,378)

					$(19,717)

Pennsylvania Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Barclays Bank PLC	$3,000,000	4.532%	3-month USD-LIBOR-BBA	April 21, 2010/ July 27, 2039	$(4,433)

JPMorgan Chase Co.	725,000	4.609	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	(5,249)

					$(9,682)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At March 31, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At March 31, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at March 31, 2010 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At March 31, 2010, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2010 was as follows:

	Fair Value

	Asset Derivative		Liability Derivative

Municipal Fund II
Futures Contracts	$20,584	(1)	$(28,808	)(2)
Interest Rate Swaps	—		(79,232	)(3)

Total	$20,584		$(108,040)

California Fund II
Futures Contracts	$24,036	(1)	$—
Interest Rate Swaps	—		(42,983	)(3)

Total	$24,036		$(42,983)

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Fair Value

	Asset Derivative		Liability Derivative

Massachusetts Fund
Futures Contracts	$—		$—
Interest Rate Swaps	—		(20,336	)(3)

Total	$—		$(20,336)

Michigan Fund
Futures Contracts	$3,354	(1)	$(1,889	)(2)
Interest Rate Swaps	—		(16,198	)(3)

Total	$3,354		$(18,087)

New Jersey Fund
Futures Contracts	$123,679	(1)	$—
Interest Rate Swaps	—		(29,484	)(3)

Total	$123,679		$(29,484)

New York Fund II
Futures Contracts	$16,770	(1)	$—
Interest Rate Swaps	—		(43,863	)(3)

Total	$16,770		$(43,863)

Ohio Fund
Futures Contracts	$5,961	(1)	$(9,917	)(2)
Interest Rate Swaps	—		(19,717	)(3)

Total	$5,961		$(29,634)

Pennsylvania Fund
Futures Contracts	$—		$—
Interest Rate Swaps	—		(9,682	)(3)

Total	$—		$(9,682)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation (depreciation).

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized	Recognized in
Fund	in Income(1)	Income(2)

Municipal II	$182,860	$591,480
California II	108,385	261,495
Massachusetts	38,676	72,372
Michigan	26,837	81,439
New Jersey	56,172	228,578
New York II	74,583	240,249
Ohio	35,548	166,337
Pennsylvania	127,382	164,483

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended March 31, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount

	Futures	Interest Rate
Fund	Contracts	Swaps

Municipal II	$17,029,000	$6,000,000
California II	4,300,000	2,950,000
Massachusetts	—	1,387,500
Michigan	1,057,000	1,125,000
New Jersey	929,000	2,012,500
New York II	3,000,000	2,762,500
Ohio	5,329,000	1,487,500
Pennsylvania	—	3,725,000

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund II
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$221,791,859	$—	$221,791,859
Short-Term Investments	—	1,694,494	—	1,694,494

Total Investments	$—	$223,486,353	$—	$223,486,353

Futures Contracts	$20,584	$—	$—	$20,584

Total	$20,584	$223,486,353	$—	$223,506,937

Liability Description

Futures Contracts	$(28,808)	$—	$—	$(28,808)
Interest Rate Swaps	—	(79,232)	—	(79,232)

Total	$(28,808)	$(79,232)	$—	$(108,040)

California Fund II
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$81,121,724	$—	$81,121,724
Short-Term Investments	—	561,395	—	561,395

Total Investments	$—	$81,683,119	$—	$81,683,119

Futures Contracts	$24,036	$—	$—	$24,036

Total	$24,036	$81,683,119	$—	$81,707,155

Liability Description

Interest Rate Swaps	$—	$(42,983)	$—	$(42,983)

Total	$—	$(42,983)	$—	$(42,983)

Massachusetts Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$41,049,390	$—	$41,049,390
Short-Term Investments	—	792,537	—	792,537

Total Investments	$—	$41,841,927	$—	$41,841,927

Liability Description

Interest Rate Swaps	$—	$(20,336)	$—	$(20,336)

Total	$—	$(20,336)	$—	$(20,336)

Michigan Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$33,371,974	$—	$33,371,974
Short-Term Investments	—	698,907	—	698,907

Total Investments	$—	$34,070,881	$—	$34,070,881

Futures Contracts	$3,354	$—	$–	$3,354

Total	$3,354	$34,070,881	$—	$34,074,235

Liability Description

Futures Contracts	$(1,889)	$—	$—	$(1,889)
Interest Rate Swaps	—	(16,198)	—	(16,198)

Total	$(1,889)	$(16,198)	$—	$(18,087)

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New Jersey Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$60,331,918	$—	$60,331,918
Short-Term Investments	—	555,683	—	555,683

Total Investments	$—	$60,887,601	$—	$60,887,601

Futures Contracts	$123,679	$—	$—	$123,679

Total	$123,679	$60,887,601	$—	$61,011,280

Liability Description

Interest Rate Swaps	$—	$(29,484)	$—	$(29,484)

Total	$—	$(29,484)	$—	$(29,484)

New York Fund II
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$55,553,539	$—	$55,553,539
Short-Term Investments	—	846,281	—	846,281

Total Investments	$—	$56,399,820	$—	$56,399,820

Futures Contracts	$16,770	$—	$—	$16,770

Total	$16,770	$56,399,820	$—	$56,416,590

Liability Description

Interest Rate Swaps	$—	$(43,863)	$—	$(43,863)

Total	$—	$(43,863)	$—	$(43,863)

Ohio Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$47,645,586	$—	$47,645,586
Short-Term Investments	—	1,003,709	—	1,003,709

Total Investments	$—	$48,649,295	$—	$48,649,295

Futures Contracts	$5,961	$—	$—	$5,961

Total	$5,961	$48,649,295	$—	$48,655,256

Liability Description

Futures Contracts	$(9,917)	$—	$—	$(9,917)
Interest Rate Swaps	—	(19,717)	—	(19,717)

Total	$(9,917)	$(19,717)	$—	$(29,634)

Pennsylvania Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$61,230,978	$—	$61,230,978
Short-Term Investments	—	682,191	—	682,191

Total Investments	$—	$61,913,169	$—	$61,913,169

Liability Description

Interest Rate Swaps	$—	$(9,682)	$—	$(9,682)

Total	$—	$(9,682)	$—	$(9,682)

The Funds held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

10   Name Change

Effective February 1, 2010, the names of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund were changed from Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

California Municipal Bond Fund II, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund and Eaton Vance Insured Pennsylvania Municipal Bond Fund, respectively. The name changes resulted from a modification to each Fund’s 80 percent policy to eliminate the requirement to invest primarily in insured municipal obligations, which was approved by the Funds’ shareholders.

Eaton Vance Municipal Bond Funds as of March 31, 2010

NOTICE TO SHAREHOLDERS (Unaudited)

At a joint Special Meeting of Shareholders held on January 29, 2010, shareholders of the Funds approved a modification to each Fund’s 80 percent policy to eliminate the requirement to invest primarily in insured municipal obligations. Effective February 1, 2010, the Funds are required, under normal market conditions, to invest at least 80 percent of net assets in municipal obligations rated A or better by Moody’s, S&P or Fitch and each Fund eliminated “Insured” from its name. For purposes of the Funds’ 80 percent requirement, the rating of insured obligations will be deemed to be the higher of the claims-paying rating of the insurer and the rating of the underlying issue.

Eaton Vance Municipal Bond Funds as of March 31, 2010

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

The Funds held a joint Special Meeting of Shareholders on January 29, 2010. The following action was taken by the shareholders of each Fund:

Item 1: To approve a modification to each Fund’s investment policy to eliminate the requirement that the Fund invest at least 80 percent of its net assets in municipal obligations that are insured as to the payment of principal and interest.

	Number of Shares
	For	Against	Abstain

Municipal Bond Fund II:	4,539,103	686,564	197,725
California Municipal Bond Fund II:	1,794,683	326,964	64,030
Massachusetts Municipal Bond Fund:	814,949	195,598	24,107
Michigan Municipal Bond Fund:	638,976	157,791	25,675
New Jersey Municipal Bond Fund:	1,120,887	175,042	50,653
New York Municipal Bond Fund II:	1,026,793	202,655	52,457
Ohio Municipal Bond Fund:	1,089,835	205,273	70,505
Pennsylvania Municipal Bond Fund:	1,348,242	212,063	48,444

Results are rounded to the nearest whole number.

Eaton Vance Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

Eaton Vance Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Insured Municipal Bond Fund II
•	Eaton Vance Insured California Municipal Bond Fund II
•	Eaton Vance Insured Massachusetts Municipal Bond Fund
•	Eaton Vance Insured Michigan Municipal Bond Fund
•	Eaton Vance Insured New Jersey Municipal Bond Fund
•	Eaton Vance Insured New York Municipal Bond Fund II
•	Eaton Vance Insured Ohio Municipal Bond Fund
•	Eaton Vance Insured Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel with respect to certain Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to

Eaton Vance Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls. In addition, the Board considered the Adviser’s actions with respect to the Auction Preferred Shares (“APS”) issued by the Funds, including the Adviser’s efforts to seek alternative forms of debt and other leverage that may over time reduce financing costs associated with APS and enable the Funds to restore liquidity for APS holders.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2008 for each Fund in operation over such periods. The Board considered the impact of extraordinary market conditions during 2008 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fee and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds.

Eaton Vance Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Bond Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President of EIA, MIW,
NYH, EIO and EIP;
Vice President of
MAB, EIV and EMJ

Thomas M. Metzold
President of MAB, EIV and EMJ;
Vice President of EIA and EIP

William H. Ahern, Jr.
Vice President of MIW, EIV and EIO

Craig R. Brandon
Vice President of EIA and NYH

Adam A. Weigold
Vice President of EIP

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Number of Employees
Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of March 31, 2010, our records indicate that there are 66, 25, 18, 22, 22, 36, 48 and 94 registered shareholders for Municipal Bond Fund II, California Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund II, Ohio Municipal Bond Fund and Pennsylvania Municipal Bond Fund, respectively, and approximately 4,334, 1,329, 803, 893, 1,275, 1,209, 1,358 and 1,698 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Bond Fund II, California Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund II, Ohio Municipal Bond Fund and Pennsylvania Municipal Bond Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

Municipal Bond Fund II	EIV	New Jersey Municipal Bond Fund	EMJ
California Municipal Bond Fund II	EIA	New York Municipal Bond Fund II	NYH
Massachusetts Municipal Bond Fund	MAB	Ohio Municipal Bond Fund	EIO
Michigan Municipal Bond Fund	MIW	Pennsylvania Municipal Bond Fund	EIP

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Municipal Bond Funds
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Municipal Bond Funds
Two International Place
Boston, MA 02110

1557-5/10 CE-8IMBIISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	May 7, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 7, 2010

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	May 7, 2010